Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information
Entity Registrant Name	Cord Blood America, Inc.
Entity Central Index Key	0001289496
Document Type	S-1
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets :
Cash	$ 206,057	$ 347,258	$ 716,576
Accounts receivable, net of allowance for doubtful accounts of $68,924, $10,000 and $70,000	446,084	540,279	174,103
Prepaid expenses	164,526	141,300	0
Other current assets	136,235	72,560	0
Notes receivable, related party, current	0	300,000	0
Total current assets	952,902	1,401,397	890,679
Property and equipment, net of accumulated depreciation and amortization of $316,153, $248,404 and $146,888	636,931	571,431	383,597
Customer contracts and relationships, net of accumulated amortization of $2,268,715, $1,949,377 and $1,477,399	5,075,967	5,038,582	3,848,319
Investments and related party receivables	654,242	125,000	0
Goodwill	244,053	244,053	0
Total assets	7,564,095	7,380,463	5,122,595
Current liabilities:
Accounts payable	1,136,465	967,626	709,519
Accrued expenses	869,308	1,338,115	120,176
Deferred rent	73,097	112,231	260,367
Deferred revenue	1,829,415	1,835,792	1,475,261
Derivative Liability	949,624	238,789	2,405,553
Notes payable, net of unamortized discount of $54,044 and $0	1,437,956	1,490,400	0
Advances from Officers	0	0	29,229
Total current liabilities	6,295,865	5,982,953	5,000,105
Promissory notes payable, net of unamortized discount of $1,054,570, $251,903 and $83,784	1,709,712	651,217	161,886
Total liabilities	8,005,577	6,634,170	5,161,991
Stockholders' deficit:
Preferred stock, $.0001 par value, 5,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common stock, $.0001 par value, 250,000,000 shares authorized, 70,895,400 and 62,838,832 shares issued and outstanding, inclusive of treasury shares in June 30, 2011 and Dec 31, 2010 respectively. As of Dec 31, 2009,250,000,000 shares were authorized; 49,477,351 were issued and outstanding, inclusive of treasury shares.	711,638	628,389	494,774
Additional paid-in capital	44,602,474	42,892,449	34,763,094
Common stock held in treasury stock, 20,000 shares in June 30, 2011, December 31, 2010, and 2,000,000 shares in December 31, 2009.	(599,833)	(599,833)	(599,833)
Accumulated Other Comprehensive income (loss)	(5,965)	(551)	0
Accumulated equity (deficit)	(45,640,007)	(42,789,936)	(34,697,431)
Total Cord Blood America stockholders' equity (deficit)	(931,693)	130,518	(39,396)
Non-controlling interest	490,211	615,775	0
Total stockholders' equity (deficit)	(441,482)	746,293	(39,396)
Total liabilities and stockholders' deficit	$ 7,564,095	$ 7,380,463	$ 5,122,595

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Allowance for Doubtful accounts Receivables	$ 68,924	$ 10,000	$ 70,000
Accumulated Amortization and Depreciation	316,153	248,404	146,888
Customer contracts and relationship - net of amortization	2,268,715	1,949,377	1,477,399
Liabilities
Promissory notes payable unamortized discount	$ 1,108,614	$ 251,903	$ 83,784
Stockholders Equity
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000	250,000,000
Common stock shares issued	70,895,400	62,838,832	49,477,351
Common stock shares outstanding	70,895,400	62,838,832	49,477,351
Treasury stock	20,000	20,000	2,000,000

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenue	$ 1,430,431	$ 951,561	$ 2,888,343	$ 1,790,904	$ 4,128,439	$ 3,237,183
Cost of services	(459,828)	(400,700)	(931,030)	(816,066)	(1,622,046)	(1,454,315)
Gross Profit	970,603	550,861	1,957,313	974,838	2,506,393	1,782,868
Administrative and selling expenses	(1,876,684)	(2,035,425)	(4,007,238)	(3,785,687)	(8,310,587)	(7,299,194)
Start-up costs	0	0	0	(820,471)	(868,844)	0
Loss from operations	(906,081)	(1,484,564)	(2,049,925)	(3,631,320)	(6,673,038)	(5,516,326)
Interest expense and change in derivative liability	(194,702)	(220,253)	(925,571)	(652,324)	(1,778,691)	(4,252,813)
Net loss before income taxes	(1,100,783)	(1,704,817)	(2,975,496)	(4,283,644)	(8,451,729)	(9,769,139)
Income taxes	0	0	0	0	0	0
Non-controlling interest in income	90,635	126,217	125,564	126,217	359,224	0
Net loss attributable to Cord Blood America	$ (1,010,148)	$ (1,578,600)	$ (2,849,932)	$ (4,157,427)	$ (8,092,505)	$ (9,769,139)
Basic and diluted loss per share	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.15)	$ (0.39)
Weighted average common shares outstanding	69,260,300	51,251,380	67,576,374	50,908,883	54,119,942	24,793,357

Consolidated Statement Of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, amount at Dec. 31, 2008	$ 43,936	$ 28,697,510	$ (12,159,833)		$ (24,928,292)		$ (8,346,679)
Beginning Balance, shares at Dec. 31, 2008	4,393,428
Shares issued for services, Shares	1,006,722
Shares issued for services, Amount	10,067	489,465					499,532
Shares issued for financing, Shares	3,253,240
Shares issued for financing, Amount	32,532	1,217,468					1,250,000
Share-based compensation, Shares	45,500
Share-based compensation, Amount	455	2,929,643					2,930,098
Issuance of Common Stock for debt conversion, Shares	40,257,998
Issuance of Common Stock for debt conversion, Amount	402,580	10,408,983					10,811,563
Warrants exercised, Shares	327,130
Warrants exercised, Amount	3,271	267,191					270,462
Shares issued for liquidated damages, Shares	533,333
Shares issued for liquidated damages, Amount	5,333	961,947					967,280
Treasury shares, Shares	(340,000)
Treasury shares, Amount	(3,400)	(11,556,600)	11,560,000				0
Reclassification of derivative liability		1,347,487					1,347,487
Other comprehensive income (loss), net of income tax provision (benefit):
Net loss					(9,769,139)		(9,769,139)
Ending Balance, Amount	494,774	34,763,094	(599,833)		(34,697,431)		(39,396)
Ending Balance, shares at Dec. 31, 2009	49,477,351
Beginning Balance, amount at Dec. 31, 2009							(39,396)
Shares issued for services, Shares	807,366
Shares issued for services, Amount	8,074	630,090					638,164
Shares issued for cash, Shares	907,968
Shares issued for cash, Amount	9,080	440,920					450,000
Share-based compensation, Shares	41,316
Share-based compensation, Amount	413	2,221,844					2,222,257
Issuance of Common Stock for debt conversion, Shares	10,258,328
Issuance of Common Stock for debt conversion, Amount	102,583	3,600,479					3,703,062
Warrants exercised, Shares	427,720
Warrants exercised, Amount	4,277	(4,277)					0
Options exercised, Shares	807,672
Options exercised, Amount	8,077	(8,077)					0
Shares issued for security position, Shares	111,111
Shares issued for security position, Amount	1,111	45,556					46,667
Reclassification of derivative liability		1,202,820					1,202,820
Acquisition of Biocordcell						974,999	974,999
Other comprehensive income (loss), net of income tax provision (benefit):
Foreign currency translation				(551)			(551)
Total comprehensive income (loss)							(8,452,280)
Net loss					(8,092,505)	(359,224)	(8,451,729)
Ending Balance, Amount	$ 628,389	$ 42,892,449	$ (599,833)	$ (551)	$ (42,789,936)	$ 615,775	$ 646,293
Ending Balance, shares at Dec. 31, 2010	62,838,832

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Consolidated Net Loss	$ (2,975,496)	$ (4,283,644)	$ (8,451,729)	$ (9,769,139)
Adjustments to reconcile net loss to net cash used in operating activities
Shares issued (cancelled) relating to services, net	41,378	522,615	638,164	516,562
Shares issued to employees, directors and consultants	40,000	30,000	2,222,257	2,913,068
Issuance of stock for position in vivicells international	0	0	46,667	0
Amortization of loan discount	372,869	184,606	887,834	1,943,805
Amortization of deferred financing costs	0	0	0	648,767
Depreciation and amortization	384,611	284,156	587,778	590,757
Stock Option Expense	168,201	1,077,596	0	0
Change in value of derivative liability	(129,599)	28,831	(223,593)	987,601
Bad Debt	58,819	0	62,954	25,000
Start-up costs for Stellacure	0	820,471	820,471	0
Foreign currency translation	(5,414)	25,942	(551)	0
DWAC Settlement liabilities	768,750	0	0	0
Net Change in operating assets and liabilities	(447,893)	(804,142)	(658,998)	256,954
Payment for Acquisition of Biocordcell	0	0	(315,000)	0
Net cash used in operating activities	(1,723,774)	(2,113,569)	(4,383,746)	(1,886,625)
Cash Flows from Investing Activities
Purchase of property and equipment	(130,750)	(87,348)	(175,986)	(399,138)
Loans receivable issued to China Stem Cell	(250,000)	0	(125,000)	0
Loan receivable to ViviCells International, Inc.	0	(200,000)	(300,000)	0
Loan Receivable issued to VidaPlus	(279,241)	0	0	0
Cash acquired during acquisition of Biocordcell	0	0	134,643	0
Net cash used in investing activities	(659,991)	(287,348)	(466,343)	(399,138)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	616,691	199,999	450,000	1,520,462
Proceeds from the issuance of notes payable	1,625,873	1,850,000	4,160,000	1,786,025
Payments on notes payable	0	0	(100,000)	(200,441)
Payments on advances from shareholders	0	(29,229)	(29,229)	(84,036)
Payments on capital lease obligations	0	0	0	(2,589)
Bank overdraft	0	0	0	(17,083)
Net cash provided by financing activities	2,242,564	2,020,770	4,480,771	3,002,338
Net Decrease in cash	(141,201)	(380,147)	(369,318)	716,576
Cash balance at beginning of period	347,258	716,576	716,576
Cash balance at end of period	206,057	336,429	347,258	716,576
Supplemental disclosures:
Cash paid for interest	0	0	120,445	132,804
Cash paid for income taxes	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Acquisition of Neocells customer contracts as repayment on more receivable through foreclosure	320,416	0	0	0
Debt repaid through issuance of common stock	780,525	524,218	3,703,062	10,699,016
Issuance of debt for cancellation of warrants and put option	$ 0	$ 0	$ 1,590,400	$ 0

Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Organization and Description of Business

Cord Blood America, Inc. ("CBAI"), formerly D&A Lending, Inc., was incorporated in the State of Florida on October 12, 1999. In October, 2009, CBAI re-located its headquarters from Los Angeles, California to Las Vegas, Nevada. CBAI is primarily a holding company whose wholly-owned subsidiaries include Cord Partners, Inc., CorCell Companies Inc., CorCell Ltd., (“Cord”), CBA Professional Services, Inc. D/B/A BodyCells, Inc. ("BodyCells"), CBA Properties, Inc. ("Properties"), and Career Channel Inc, D/B/A Rainmakers International ("Rain"). In March 2010, CBAI purchased a majority interest in Stellacure GmbH (“Stellacure”). In September 2010, CBAI purchased a majority interest in Biocordcell Argentina S.A. (“Bio”). CBAI and its subsidiaries engage in the following business activities:

·	Cord specializes in providing private cord blood stem cell preservation services to families.

·	Stellacure GmbH specializes in providing cord blood stem cell preservation services to families in Germany, Spain and Italy.

·	Biocordcell Argentina S.A. specializes in providing cord blood stem cell preservation to families in Argentina, Uruguay and Paraguay.

·	BodyCells is a developmental stage company and intends to be in the business of collecting, processing and preserving peripheral blood and adipose tissue stem cells allowing individuals to privately preserve their stem cells for potential future use in stem cell therapy.

·	Properties was formed to hold the corporate trademarks and other intellectual property.

·	Rain has specialized in creating direct response television and radio advertising campaigns, including media placement and commercial production. Management has reduced the activities of Rain, terminated its former employees, and by the end of 2010, was no longer seeking additional business. This is consistent with management’s decision to focus its attention exclusively on the stem cell storage business and related activities.

Cord Blood America, Inc. ("CBAI"), formerly D&A Lending, Inc., was incorporated in the State of Florida on October 12, 1999. In October, 2009, CBAI re-located its headquarters from Los Angeles, California to Las Vegas, Nevada. CBAI is primarily a holding company whose subsidiaries include Cord Partners, Inc., CorCell Co. Inc., CorCell Ltd., (“Cord”), CBA Professional Services, Inc. D/B/A BodyCells, Inc. ("BodyCells"), CBA Properties, Inc. ("Properties"), and Career Channel Inc, D/B/A Rainmakers International ("Rain"). CBAI and its subsidiaries engage in the following business activities:

●	Cord specializes in providing private cord blood stem cell preservation services to families.

●	Stellacure GmbH specializes in providing cord blood stem cell preservation services to families in Germany and Spain.

●	Biocordcell Argentina S.A. specializes in providing cord blood stem cell preservation to families in Argentina, Uruguay and Paraguay.

●	BodyCells is a developmental stage company and intends to be in the business of collecting, processing and preserving peripheral blood and adipose tissue stem cells allowing individuals to privately preserve their stem cells for potential future use in stem cell therapy.

●	Properties were formed to hold the corporate trademarks and other intellectual property of CBAI.

●	Rain has specialized in creating direct response television and radio advertising campaigns, including media placement and commercial production. Management has reduced the activities of Rain, terminated its former employees, and in 2010 was no longer seeking business. This is consistent with management’s decision to focus its attention exclusively on the stem cell storage business and related activities.

The accompanying condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that may be necessary in the event CBAI cannot continue as a going concern.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Summary of Significant Accounting Policies

Basis of Presentation and Going Concern

The accompanying unaudited condensed consolidated financial statements of Cord Blood America, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. The condensed consolidated financial statements reflect all normal recurring adjustments, which, in the opinion of management, are considered necessary for a fair presentation of the results for the periods shown. The results of operations for the periods presented are not necessarily indicative of the results expected for the full fiscal year or for any future period. The information included in these unaudited condensed consolidated financial statements should be read in conjunction with Management's Discussion and Analysis and Plan of Operations contained in this report and the audited condensed consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2010. Certain reclassifications have been made to prior financial statements to conform to the current period presentaton.

The accompanying condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets and liabilities that may be necessary in the event CBAI cannot continue as a going concern.

Management has been able, thus far, to finance the losses and the growth of the business, through private placements of its common stock, the issuance of debt and proceeds from the Equity Distribution Agreement and Securities Purchase Agreement, and expects to continue to raise funds through debt and equity instruments. CBAI is continuing to attempt to increase revenues within its core businesses and through acquiring other businesses in the stem cell industry. In addition, the Company has taken steps to reduce its overall spending through the reduction of our labor force. The ongoing execution of CBAI's business plan is expected to result in operating losses over the next twelve months. There are no assurances that CBAI will be successful in achieving its goals of increasing revenues and reaching profitability.

Basis of Consolidation

The condensed consolidated financial statements include the accounts of CBAI and its wholly-owned and majority-owned subsidiaries, Cord, Stellacure GmbH, Biocordcell Argentina S.A., BodyCells, Properties and Rain. All significant inter-company balances and transactions have been eliminated upon consolidation.

Deferred Revenue

Deferred revenue consists of payments for enrollment in the program and processing of umbilical cord blood by customers whose samples have not yet been collected, as well as the pro-rata share of annual storage fees for customers whose samples were stored during the year.

Valuation of Derivative Instruments

ASC 815-40 (formerly SFAS No. 133 "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF 00-19 "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula. At June 30, 2011, the Company adjusted its derivative liability to its fair value, and reflected the change in fair value, in its statement of operations.

Revenue Recognition

CBAI recognizes revenue under the provisions of ASC 605-25 (previously Staff Accounting Bulletin 104 “Revenue Recognition”). CBAI provides a combination of products and services to customers. This combination arrangement is evaluated under ASC 605-25-25 (previously Emerging Issues Task Force Issue No. 00-21, "Revenue Arrangements with Multiple Deliverables"). ASC 605-25-25 addresses certain aspects of accounting for arrangements under multiple revenue generating activities.

Cord, Stellacure and Bio recognize revenue from both enrollment fees and processing fees upon the completion of processing while revenue from storage fees are recognized ratably over the contractual storage period.

Cost of Services

Costs for Cord, Stellacure, and Bio are incurred as umbilical cord blood is collected. These costs include the transportation of the umbilical cord blood from the hospital to the lab, direct material plus labor costs for processing and cryogenic storage, and allocated rent, utility and general administrative expenses. In the case of Stellacure, similar expenses are incurred, but via an outsourced relationship for laboratory services. The Company expenses costs in the period incurred.

Impairment of Long-Lived Assets

Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. The Company reviews goodwill for impairment at least annually or whenever events or circumstances are more likely than not to reduce the fair value of goodwill below its carrying amount.

Equity Investments

Cord has a non-controlling equity investment in ViviCells International, Inc., a publicly held company in the business of providing blood stem cell and adult peripheral blood stem cell preservation services.  The Company utilizes the equity method of accounting as it owns more than 20% of the outstanding common stock and has the ability to exercise significant influence over this company.  However, Cord acquired all of the assets of Neocells, a wholly owned subsidiary of ViviCells, through foreclosure in April. Because Neocells contained most of the total assets of ViviCells, the investment is carried at cost less Cord’s proportionate share of ViviCells net loss for the period since investment.  At June 30, 2011, the carrying amount of this investment is  $0.

Cord has a minority equity investment in China Stem Cells, Ltd., a Cayman Islands company, and a privately held company organized to conduct a stem cell storage business in China.  Cord also has a minority equity investment in VidaPlus, an umbilical cord processing and storage company.  The Company utilizes the cost method of accounting as it owns less than 20% of the outstanding common stock and only has the ability to exercise nominal, not significant, influence over these companies.

Fair Value Measurements

CBAI measures its financial assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. exit price), in an orderly transaction between market participants at the measurement date. The Company categorizes its assets and liabilities measured at fair value based upon the level of judgment associated with the inputs used to measure the fair value. Level inputs, as defined by ASC 820-10, are as follows:

·	Level 1 – quoted prices in active markets for identical assets or liabilities.

·	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

·	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at June 30, 2011 for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$206,057	$—	$—	$206,057

Derivative liability	$—	$—	$(949,624)	$(949,624)

Derivative liability was valued under the Black-Scholes model, consistent with last year, with the following assumptions:

Risk free interest rate	0.20% to 1.28%
Expected life	0 to 5 years
Dividend Yield	0%
Volatility	0% to 165%

The following is a reconciliation of the derivative liability:

Value at December 31, 2010	$238,789
Issuance of instruments	$1,074,102
Increase in Value	$(129,599)
Reclassification	$(233,668)
Value at June 30, 2011	$949,624

Comprehensive Income (Loss)

The following is a schedule of comprehensive income (loss) for six months ended June 30, 2011 and 2010:

	2011	2010
Net income (loss)	$(2,849,932)	$(4,157,427)
Foreign currency translation gain (loss)	(5,414)	25,942
Comprehensive income (loss)	$(2,855,346)	$(4,131,485)

For certain of the Company’s financial instruments, including cash, accounts receivable, prepaid expenses and other assets, accounts payable and accrued expenses, and deferred revenues, the carrying amounts approximate fair value due to their short maturities. The carrying amounts of the Company’s notes receivable and notes payable approximates fair value based on the prevailing interest rates.

Recently Issued Accounting Pronouncements

Recently Adopted Accounting Guidance

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," ("ASU 2011-05"), ASU 2011-05 eliminates the option to report other comprehensive income and its components in the statement of changes in equity. ASU 2011-05 requires that all nonowner changes in stockholders' equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This new guidance is to be applied retrospectively. We are required to adopt this standard as of the beginning of 2013. The adoption of this standard will only impact the presentation of our financial statements.

In January, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. The standard amends ASC Topic 820, Fair Value Measurements and Disclosures to require additional disclosures related to transfers between levels in the hierarchy of fair value measurement. The standard does not change how fair values are measured. The standard is effective for interim and annual reporting periods beginning after December 15, 2009. The adoption of ASU 2010-06 did not have a material impact on our consolidated financial statements.

In October 2009, the FASB issued authoritative guidance on multiple-deliverable revenue arrangements. This new guidance amends the existing criteria for separating consideration received in multiple-deliverable arrangements and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables based on their relative selling price. The guidance establishes a hierarchy for determining the selling price of a deliverable which is based on vendor-specific objective evidence, third-party evidence, or management estimates. Expanded disclosures related to multiple-deliverable revenue arrangements are also required. This guidance is effective for the Company beginning fiscal year 2011, with early adoption permitted. Upon adoption, the guidance may be applied either prospectively from the beginning of the fiscal year for new or materially modified arrangements, or it may be applied retrospectively.  The adoption of this guidance did not have a material impact on our consolidated financial statements.

In September 2009, the FASB amended ASC 860, (formerly SFAS No. 166, Accounting for Transfers of Financial Assets, and an amendment to SFAS No. 140). ASC 860 eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures in order to enhance information reported to users of financial statements by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity’s continuing involvement in and exposure to the risks related to transferred financial assets. ASC 860 is effective for fiscal years beginning after November 15, 2009. The adoption of ASC 860 did not have a material impact on our consolidated financial statements.

In September 2009, the FASB amended ASC 810 (formerly Statement of Financial Accounting Standards No.167, Amendments to FASB Interpretation No. 46(R)). The amendments include: (1) the elimination of the exemption for qualifying special purpose entities, (2) a new approach for determining who should consolidate a variable-interest entity, and (3) changes to when it is necessary to reassess who should consolidate a variable-interest entity. ASC 810 is effective for the first annual reporting period beginning after November 15, 2009 and for interim periods within that first annual reporting period. The adoption of ASC 810 did not have a material impact on our consolidated financial statements.

In August 2009, the FASB issued ASU 2009-15, which changes the fair value accounting for liabilities. These changes clarify existing guidance that in circumstances in which a quoted price in an active market for the identical liability is not available, an entity is required to measure fair value using either a valuation technique that uses a quoted price of either a similar liability or a quoted price of an identical or similar liability when traded as an asset, or another valuation technique that is consistent with the principles of fair value measurements, such as an income approach (e.g., present value technique). This guidance also states that both a quoted price in an active market for the identical liability and a quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 input fair value measurements. This ASU became effective for us on January 1, 2010. Adoption of this ASU did not have a material impact on our consolidated financial statements.

Basis of Presentation and Going Concern

The accompanying financial statements of Cord Blood America, Inc. and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. CBAI has experienced recurring net losses from operations, which losses have caused an accumulated deficit of approximately  $42.8 million as of December 31, 2010. In addition, CBAI has consumed cash in its operating activities of approximately  $4.4 million for the year ending December 31, 2010 and has a working capital deficit of  $4.6 million as of December 31, 2010. These factors, among others, raise substantial doubt about CBAI's ability to continue as a going concern.

Management has been able, thus far, to finance the losses and the growth of the business, through private placements of its common stock, the issuance of debt and proceeds from the Equity Distribution Agreement and Securities Purchase Agreement, and expects to continue to raise funds through debt and equity instruments. CBAI is continuing to attempt to increase revenues within its core businesses and through acquiring other businesses in the stem cell industry. In addition, the Company has taken steps to reduce its overall spending through the reduction of our labor force. The ongoing execution of CBAI's business plan is expected to result in operating losses over the next twelve months. There are no assurances that CBAI will be successful in achieving its goals of increasing revenues and reaching profitability.

In view of these conditions, CBAI's ability to continue as a going concern is dependent upon its ability to meet its financing requirements, and to ultimately achieve profitable operations. Management believes that its current and future plans provide an opportunity to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts and classification of liabilities that may be necessary in the event CBAI cannot continue as a going concern.

Basis of Consolidation

The consolidated financial statements include the accounts of CBAI and its wholly-owned and majority-owned subsidiaries, Cord, Stellacure GmbH, Biocordcell Argentina S.A., BodyCells, Properties and Rain. All significant inter-company balances and transactions have been eliminated upon consolidation.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ materially from those estimates.

Accounts Receivable

Accounts receivable consist of the amounts due for the processing and storage of umbilical cord blood, advertising, commercial production and internet lead generation. Accounts receivable relating to deferred revenues are netted against deferred revenues for presentation purposes. The allowance for doubtful accounts is estimated based upon historical experience. The allowance is reviewed periodically and adjusted for accounts deemed uncollectible by management. Amounts are written off when all collection efforts have failed.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. Routine maintenance and repairs are charged to expense as incurred while major replacement and improvements are capitalized as additions to the related assets. Sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the related asset and accumulated depreciation accounts with any gain or loss credited or charged to income upon disposition.

Intangible Assets

Intangible assets consist primarily of customer contracts and relationships as part of the acquisition of the CorCell and CureSource assets in 2007 in addition to the acquisition of Biocordcell in 2010 (Note 3). Intangible assets are stated at cost. Amortization of intangible assets is computed using the sum of the years’ digits method, over an estimated useful life of 18 years. Estimated amortization expense for the next five years is as follows: 2011:  $609,973; 2012:  $569,252; 2013:  $528,531; 2014:  $487,811; 2015:  $447,090.

Impairment of Long-Lived Assets

Long-lived assets, other than goodwill, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. The Company reviews goodwill for impairment at least annually or whenever events or circumstances are more likely than not to reduce the fair value of goodwill below its carrying amount.

Equity Investments

Cord has a non-controlling equity investment in ViviCells International, Inc., a privately held company in the business of providing cord blood stem cell and adult peripheral blood stem cell preservation services. The Company utilizes the equity method of accounting as it owns more than 20% of the outstanding common stock and has the ability to exercise significant influence over this company. As such, the investment is carried at cost less Cord's proportionate share of ViviCells net loss for the period since investment. At December 31, 2010, the carrying amount of this investment is  $0.

Cord has a minority equity investment in China Stem Cells, Ltd., a Cayman Islands Company, and a privately held company organized to conduct a stem cell storage business in China. The Company utilizes the cost method of accounting as it owns less than 20% of the outstanding common stock and only has the ability to exercise nominal, not signficant, influence over this company. The cost of this investment is  $0.

Deferred Revenue

Deferred revenue consists of payments for enrollment in the program and processing of umbilical cord blood by customers whose samples have not yet been collected, as well as the pro-rata share of annual storage fees for customers whose samples were stored during the year.

Valuation of Derivative Instruments

ASC 815-40 (formerly SFAS No. 133 "Accounting for derivative instruments and hedging activities"), requires that embedded derivative instruments be bifurcated and assessed, along with free-standing derivative instruments such as warrants, on their issuance date and in accordance with ASC 815-40-15 (formerly EITF 00-19 "Accounting for derivative financial instruments indexed to, and potentially settled in, a company's own stock") to determine whether they should be considered a derivative liability and measured at their fair value for accounting purposes. In determining the appropriate fair value, the Company uses the Black-Scholes option pricing formula. At December 31, 2010, the Company adjusted its derivative liability to its fair value, and reflected the change in fair value, in its consolidated statement of operations.

Revenue Recognition

CBAI recognizes revenue under the provisions of ASC 605-25 (previously Staff Accounting Bulletin 104 “Revenue Recognition”). CBAI provides a combination of products and services to customers. This combination arrangement is evaluated under ASC 605-25-25 (previously Emerging Issues Task Force Issue No. 00-21, "Revenue Arrangements with Multiple Deliverables"). ASC 605-25-25 addresses certain aspects of accounting for arrangements under multiple revenue generating activities.

Cord, Stellacure and Bio recognize revenue from both enrollment fees and processing fees upon the completion of processing while revenue from storage fees are recognized ratably over the contractual storage period.

Rain's revenue recognition policy involves significant judgments and estimates about the ability to collect. We assess the probability of collection based on a number of factors, including past transaction history and/or the creditworthiness of our clients' customers, which is based on current published credit ratings, current events and circumstances regarding the business of our client's customer and other factors that we believe are relevant. If we determine that collection is not reasonably assured, we defer revenue recognition until such time as collection becomes reasonably assured, which is generally upon receipt of cash payment. Rain recognizes revenue generated through per inquiry advertising as the per inquiry leads are delivered to the customer.

Cost of Services

Costs for Cord, Stellacure, and Bio are incurred as umbilical cord blood is collected. These costs include the transportation of the umbilical cord blood from the hospital to the lab, the labs’ processing fees, and royalties. The Company expenses costs in the period incurred. Costs for Rain include commercial production costs, lead generation costs and media buys.

Advertising

Advertising costs are expensed when incurred. Advertising expenses totaled approximately  $193,527 and  $159,000 for the years ended December 31, 2010 and 2009, respectively.

Income Taxes

The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that included the enactment date. The measurement of deferred tax assets is reduced, if necessary, by a valuation allowance based on the portion of tax benefits that more likely than not will not be realized. There was a valuation allowance equal to 100% of deferred tax assets as of December 31, 2010.

The Company follows guidance issued by the FASB with regard to its accounting for uncertainty in income taxes recognized in the financial statements. Such guidance prescribes a recognition threshold of more likely than not and a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taking authorities. Our policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled  $0 for the years ended December 31, 2010 and 2009.  The Company files income tax returns with the Internal Revenue Service (“IRS”) and various state jurisdictions. For jurisdictions in which tax filings are prepared, the Company is no longer subject to income tax examinations by state tax authorities for years through 2005 and by the IRS for years through 2006.

 Accounting for Stock Option Plan

The Company’s share-based employee compensation plans are described in Note 10. On January 1, 2006, the Company adopted the provisions of ASC 718 (previously SFAS 123(R), “Accounting for Stock-based Compensation (Revised 2004)” (“123(R)”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, non-employee directors, and consultants, including employee stock options.  ASC 718 supersedes the Company’s previous accounting under APB 25 and SFAS 123, for periods beginning in fiscal 2006. In March 2005, the Securities and Exchange Commission issued SAB 107 relating to ASC 718. The Company has applied the provisions of SAB 107 in its adoption of ASC 718.

Net Loss Per Share

Net loss per common share is calculated in accordance with ASC 260 (formerly SFAS No. 128), Earnings per Share. Basic net loss per share is computed by dividing the net loss by the weighted average common shares outstanding of 54,199,942 and 24,793,357 for the years ended December 31, 2010 and 2009, respectively. Outstanding options to acquire common stock and warrants are not included in the computation of net loss per common share because the effects of inclusion are anti-dilutive.

Concentration of Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed completely to perform as contracted. Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic or other conditions described below.

Relationships and agreements which could potentially expose the Company to concentrations of credit risk consist of the use of one source for the processing and storage of all umbilical cord blood and one source for the development and maintenance of a website. The Company believes that alternative sources are available for each of these concentrations.

Financial instruments that subject the Company to credit risk could consist of cash balances maintained in excess of federal depository insurance limits. The Company maintains its cash and cash equivalent balances with high credit quality financial institutions. At times, cash and cash equivalent balances may be in excess of Federal Deposit Insurance Corporation limits. To date, the Company has not experienced any such losses.

Fair Value Measurements

Assets and liabilities recorded at fair value in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure the fair value.  Level inputs, as defined by ASC 820-10, are as follows:

●	Level 1 – quoted prices in active markets for identical assets or liabilities.

●	Level 2 – other significant observable inputs for the assets or liabilities through corroboration with market data at the measurement date.

●	Level 3 – significant unobservable inputs that reflect management’s best estimate of what market participants would use to price the assets or liabilities at the measurement date.

The following table summarizes fair value measurements by level at December 31, 2010 for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash	$347,258	$--	$--	$347,258

Derivatives liability	--	--	(238,789)	(238,789)

Derivatives liability was valued under the Black-Scholes model with the following assumptions:

Risk free interest rate	0.20% to 1.70%
Expected life	0 to 4 years
Dividend Yield	0%
Volatility	0% to 165%

 The following table summarizes fair value measurements by level at December 31, 2009 for assets and liabilities measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
Cash	$716,576	$--	$--	$716,576

Derivatives liability	--	--	(2,405,553)	(2,405,553)

Derivatives liability was valued under the Black-Scholes model, with the following assumptions:

Risk free interest rate	0.20% to 1.70%
Expected life	0 to 4 years
Dividend Yield	0%
Volatility	0% to 165%

The following is a reconciliation of the derivatives liability:

Value at December 31, 2008	$2,098,318
Issuance of Instruments	668,205
Increase in Value	987,601
Reclassification of value of
Warrants exercised	(1,348,571)
Value at December 31, 2009	$2,405,553

Issuance of Instruments	855,903
Decrease in Value	(225,913)

Reclassification of Value of
Warrants Exercised	(2,796,754)
Value at December 31, 2010	$238,789

For certain of the Company’s financial instruments, including cash, accounts receivable, prepaid expenses and other assets, accounts payable and accrued expenses, and deferred revenues, the carrying amounts approximate fair value due to their short maturities. The carrying amounts of the Company’s notes receivable and notes payable approximates fair value based on the prevailing interest rates.

Reclassification

Certain numbers in the prior year have been reclassified to conform to the current year’s presentation.

Recently Issued Accounting Pronouncements

In January, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. The standard amends ASC Topic 820, Fair Value Measurements and Disclosures to require additional disclosures related to transfers between levels in the hierarchy of fair value measurement. The standard does not change how fair values are measured. The standard is effective for interim and annual reporting periods beginning after December 15, 2009. The adoption of ASU 2010-06 did not have a material impact on our consolidated financial statements.

In October 2009, the FASB issued authoritative guidance on multiple-deliverable revenue arrangements. This new guidance amends the existing criteria for separating consideration received in multiple-deliverable arrangements and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables based on their relative selling price. The guidance establishes a hierarchy for determining the selling price of a deliverable which is based on vendor-specific objective evidence, third-party evidence, or management estimates. Expanded disclosures related to multiple-deliverable revenue arrangements are also required. This guidance is effective for the Company beginning fiscal year 2011, with early adoption permitted. Upon adoption, the guidance may be applied either prospectively from the beginning of the fiscal year for new or materially modified arrangements, or it may be applied retrospectively.  The Company does not anticipate there will be a material impact on our consolidated financial statements upon adoption of this guidance.

In September 2009, the FASB amended ASC 860, (formerly SFAS No. 166, Accounting for Transfers of Financial Assets, and an amendment to SFAS No. 140). ASC 860 eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures in order to enhance information reported to users of financial statements by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity’s continuing involvement in and exposure to the risks related to transferred financial assets. ASC 860 is effective for fiscal years beginning after November 15, 2009. The adoption of ASC 860 did not have a material impact on our condensed consolidated financial statements.

In September 2009, the FASB amended ASC 810 (formerly Statement of Financial Accounting Standards No.167, Amendments to FASB Interpretation No. 46(R)). The amendments include: (1) the elimination of the exemption for qualifying special purpose entities, (2) a new approach for determining who should consolidate a variable-interest entity, and (3) changes to when it is necessary to reassess who should consolidate a variable-interest entity. ASC 810 is effective for the first annual reporting period beginning after November 15, 2009 and for interim periods within that first annual reporting period. The adoption of ASC 810 did not have a material impact on our consolidated financial statements.

In August 2009, the FASB issued ASU 2009-15, which changes the fair value accounting for liabilities. These changes clarify existing guidance that in circumstances in which a quoted price in an active market for the identical liability is not available, an entity is required to measure fair value using either a valuation technique that uses a quoted price of either a similar liability or a quoted price of an identical or similar liability when traded as an asset, or another valuation technique that is consistent with the principles of fair value measurements, such as an income approach (e.g., present value technique). This guidance also states that both a quoted price in an active market for the identical liability and a quoted price for the identical liability when traded as an asset in an active market when no adjustments to the quoted price of the asset are required are Level 1 input fair value measurements. This ASU became effective for us on January 1, 2010. Adoption of this ASU did not have a material impact on our consolidated financial statements.

Summary of Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Summary of Acquisitions

Stellacure GmbH

In March 2010, the Company acquired 138,712 Series B Shares of Stellacure, GmbH, which represents an ownership percentage of 51%, a German Limited Liability Company that is in the business of collecting, processing, and storing cord blood samples. The purchase price paid by the Company was EUR 501,000 (approximately  $660,000). Stellacure operates primarily in Germany; however, it established sales channels in Spain and Italy in 2009. The Company intends to utilize these markets for immediate market penetration and an opportunity for growth throughout Europe.

In connection with the acquisition, the Company acquired the following assets and liabilities at fair value:

Cash	$466,735
Accounts receivable	183,274
Investments and other receivables	208,474
Prepaid expenses	7,424
Property and equipment**	52,302
Other assets	149,036
Total Assets	$1,067,245

Accounts payable	$406,115
Accrued expenses	334,994
Deferred revenue	206,862
Total Liabilities	$947,971

Given that Stellacure has operated at a loss for the past several years, has negative working capital as of the acquisition date, and has a limited operating history, the Company determined that the fair value of any intangible assets identified as well as the non-controlling interest was  $0.  As such, the Company recorded a charge of  $820,471 to its consolidated statement of operations relating to the acquisition because the costs incurred in the acquisition were akin to a startup cost for the Company’s expansion into Europe.

In connection with the purchase of the shares of Stellacure, the Company entered into a commitment to purchase the shares of Stellacure from the remaining holders, at the option of the holders, in either cash, shares of the Company, or a combination of both.  The commitment price is defined in the shareholder agreement and is based on a formula that considers a multiple of revenue and earnings of Stellacure. Should the Company pay the commitment price in shares of its common stock, it is required under the agreement that the holders be given stock equal to 110% of the commitment price. The commitment commences in 2012 and expires in 2014.  The Company valued this commitment as of December 31, 2010, based on the recent earnings activity of Stellacure, and determined that the value of the commitment was  $0.

Biocordcell Argentina S.A.

 In September 2010, the Company entered into a Stock Purchase Agreement (the “Agreement”), with the Shareholders of Biocordcell Argentina S.A., a corporation organized under the laws of Argentina (‘Bio”), providing for the Company’s acquisition of 50.1% of the outstanding shares of Bio (the “Shares).

Under the Agreement, the Company paid  $315,000 in cash at the closing, and paid an additional  $410,000 in October, 2010,  $150,000 of which is part of the fixed portion of the purchase price for the shares, for a total minimum purchase price of  $525,000. The remaining  $200,000 of this payment represents advances against the contingent payments due based on Bio’s 2010 and 2011 net income performances.

The Agreement provides that the Shareholders are to be paid contingent “earn-out” compensation in 2011 based on achieving certain levels of net income in 2010; and additional contingent “earn-out” compensation in 2012 based on achieving certain levels of net income in 2011.

The earn-out provisions are as follows for Bio’s 2010 fiscal year, which ends December 31, 2010:

●	If Bio net profits exceed $186,000 in 2010, the Company has agreed to pay an additional earn-out of $700,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2010 earn-out, and the Shareholders will be entitled to be paid 20% of the amount by which 2010 Bio net income exceeds $186,000.

●	If Bio net profits exceed $139,500 in 2010 but do not reach $186,000, the Company has agreed to pay an additional earn-out of $700,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2010 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits exceed $93,000 in 2010 but do not reach $139,500, the Company has agreed to pay an additional earn-out of $500,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2010 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits do not equal $93,000 in 2010, no additional earn-out will be paid to the shareholders in 2011 for 2010, and the Shareholders are obligated to return to the Company, a sum equal the $100,000 payment advanced on October 20, 2010, toward the Shareholders’ 2010 earn-out, along with interest, but less actual net profits earned by Bio in 2010.

 The earn-out provisions are as follows for Bio’s 2011 fiscal year, which ends on December 31, 2011:

●	If Bio net profits exceed $577,000 in 2011, the Company has agreed to pay an additional earn-out of $705,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2011 earn-out, and the Shareholders will be entitled to be paid 20% of the amount by which 2011 Bio net income exceeds $577,000.

●	If Bio net profits exceed $432,750 in 2011 but do not reach $577,000, the Company has agreed to pay an additional earn-out of $705,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2011 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits exceed $288,500 in 2011 but do not reach $432,750, the Company has agreed to pay an additional earn-out of $350,000 to the Shareholders, plus the Shareholders will retain the $100,000 payment advanced on October 20, 2010 toward the 2011 earn-out, but will not be entitled to be paid a percentage of Bio net income.

●	If Bio net profits do not equal $288,500 in 2011, no additional earn-out will be paid to the shareholders in 2012 for 2011, and the Shareholders are obligated to return to the Company, the $100,000 payment advanced on October 20, 2010, toward the Shareholders’ 2011 earn-out, along with interest, but less actual net profits earned by Bio in 2010.

The Agreement provides that the Shares purchased will be converted into Class Preferred A shares which in event of liquidation will have a right to a priority return of capital  equal to the purchase price paid for the Shares after the payment of all Bio creditors, and then will share pro rata in any remaining capital of Bio. The Shares are pledged by the Company to secure its performance under the Agreement, and the Company is given a first right of refusal in the even the Shareholders proposed to sell their remaining shares.

In connection with the acquisition, the Company acquired the following assets and liabilities at fair value:

Cash	$134,695
Accounts receivable	106,107
Property and equipment**	60,204
Customer contracts and relationships	1,662,242
Goodwill	244,053
Total Assets	$2,223,338

Accounts payable	$30,567
Accrued expenses	259,620
Total Liabilities	$290,187

In connection with the acquisition of Bio, the Company recognized non-controlling interest amount of  $974,999, representing its acquisition date fair value, based on management’s estimate. At the acquisition date, the Company estimated the total purchase price of Biocordcell to be  $975,000. As of December 31, 2010 the Company recognized an additional  $250,000 for the contingent “earn-out” compensation. It is reasonably possible that as Biocordcell’s operating results for 2011 become more apparent, the Company may have to revise their estimate of the contingent statements “earn-out” for 2011.

The Stellacure and Biocordcell acquisitions, individually and in aggregate, did not meet the definition of a significant subsidiary. As such, pro-forma financial were not deemed necessary and considered immaterial.

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Property and Equipment

At December 31, 2010, property and equipment consists of:

	Useful Life (Years)	2010	2009

Furniture and fixtures	1-5	$48,659	$62,315
Computer equipment	5	164,310	37,099
Laboratory Equipment	1-5	184,427	61,307
Freezer equipment	7-15	318,086	301,777
Leasehold Improvements	5	104,353	67,987
		819,835	530,485
Less: accumulated depreciation and amortization		(248,404)	(146,888)
		$571,431	$383,597

For the years ended December 31, 2010 and 2009, depreciation and amortization expense totaled  $108,089 and  $46,523 respectively.

Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Accrued Expenses

The components of accrued expenses at December 31, 2010 and 2009 are summarized as follows:

	2010	2009
Accrued settlement costs	$488,885	$--
Accrued Biocordcell investment	500,000	--
Other accrued expenses	349,230	120,176
	$1,338,115	$120,176

Notes and Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes and Loans Payable

At June 30, 2011 and December 31, 2010, notes and loans payable consist of:

	June 30, 2011	December 31, 2010
Convertible Promissory Note Payable to JMJ Financial, secured by $1.5 million of the Company's assets, one time interest charge of 10.33%, due January 19, 2013	$1,287,884	$658,121
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due April 7, 2013	700,025	99,975
Senior Secured Note Payable to Shelter Island Opportunity Fund, LLP, effective interest rate of 16% per annum, payable in six monthly installments of $248,400 April 2011 through September 2011	1,242,000	1,490,400
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due October 7, 2013	145,025	145,025
Convertible Promissory Note Payable to St. George Investment, secured by the Company’s assets, interest rate of 6.0% per annum, with payment due on or before March 10, 2015	481,373	––
Convertible Promissory Note Payable to JMJ Financial, secured by $1.0 million of the Company's assets, one time interest charge of 10.0%, due January 12, 2014	149,975	––
Convertible Promissory Note Payable to Tangiers Investors, secured by $125K of the Company’s assets, one time interest charge of 7% due June 1, 2012	125,000	––
Convertible Promissory Note payable to Tangiers Investors, secured by $125K of the Company’s assets, one time interest charge of 7% due June 15, 2012	125,000	––

	4,256,282	2,393,521
Less: Unamortized Discount	(1,108,614)	(251,904)
	$3,147,668	$2,141,617

At December 31, 2010 and 2009, notes and loans payable consist of:

	2010	2009
0% Convertible Debenture payable to Enable Capital, effective interest rate of 72% per annum (considering the loan discount), due July 31, 2010	—	38,189
Convertible Promissory Note Payable to JMJ Financial, secured by $1.3 million of the Company’s assets, one-time interest charge of 10.38%, due May 5, 2012	—	57,482
Convertible Promissory Note Payable to JMJ Financial, secured by $1.05 million of the Company’s assets, one-time interest charge of 10%, due October 26, 2012	—	150,000
Convertible Promissory Note Payable to JMJ Financial, secured by $1.5 million of the Company's assets, one time interest charge of 10.33%, due January 19, 2013	658,121
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due April 7, 2013	99,975	—
Senior Convertible Secured Note Payable to Shelter Island Opportunity Fund, LLP, effective interest rate of 16% per annum, payable in six monthly installments of $256,067 January 2011 through September 2011	1,490,400	—
Convertible Promissory Note Payable to JMJ Financial, secured by $.750 million of the Company's assets, one time interest charge of 10.67%, due October 7, 2013	145,025	—
	2,393,521	245,671
Less: Unamortized Discount	(251,904)	(83,784)
	$2,141,617	$161,887

Notes Receivable, Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Notes Receivable, Related Parties

At December 31, 2010 and 2009, notes receivable consist of:

	2010	2009
Note Receivable from ViviCells International, Inc., related party, has 10% annual interest, is due March 15, 2011, and is collateralized by security interests and a super priority lien on substantially all property and assets of ViviCells and its' subsidiaries currently existing or hereafter acquired or arising	200,000	—

Note Receivable from ViviCells International, Inc., related party, has 10% annual interest, is due March 15, 2011, and is collateralized by security interests and a super priority lien on substantially all property and assets of ViviCells and its' subsidiaries currently existing or hereafter acquired or arising	100,000	—

Convertible Note Receivable from China Stem Cells, Ltd, related party, has 7% annual interest, payable semi-annually through December 10, 2011, annual principal and interest payments of $33,438 from December 10, 2012 through December 10, 2016, when the note matures, and collateralized by a debt of share charge	125,000	—

	$325,000	$—

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments and Contingencies

JMJ Financial

On January 12, 2011, JMJ Financial (“JMJ”), a private investor, issued and delivered to the Company a  $1,000,000 “Secured & Collateralized Promissory Note,” (the “JMJ Note”). The JMJ Note bears interest in the form of a one-time interest charge of 10.5%, and interest is payable with the JMJ Note’s principal balance on its maturity date of January 12, 2014. The JMJ Note is secured by JMJ assets in the form of a money market fund or similar equivalent having a value of at least  $1,000,000. Concurrently, the Company issued a  $1,050,000 “Convertible Promissory Note” (the “2011 Note”) to JMJ. The 2011 Note bears interest in the form of a onetime interest charge of 10%, payable with the Note’s principal amount on the maturity date, January 12, 2014. The net difference between the JMJ Note and the 2011 Note,  $50,000, represents a discount.

No mandatory principal or interest payments are due on the JMJ Note until its maturity date. However, voluntary prepayments at the option of JMJ are customary and provide the Company with access to liquidity and working capital as amounts are advanced under the JMJ Note. At the option of JMJ, at any time, the 2011 Note principal and interest is convertible only into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 85% of the average of the 5 lowest traded prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. If no such conversions are made, the principal and interest amount is due and payable in cash on the maturity date.

Under a previous outstanding Convertible Promissory Note having similar terms as described above and issued to JMJ and funded by JMJ in the amount of approximately  $1,750,000 (the “Earlier Notes”), the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”). At present the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock. As a result of this breach, on February 8, 2011, the Company entered into a settlement agreement with JMJ which contained the following term, among others including changing the discount rate to 25%, in which the Company agreed to pay  $671,385 to JMJ, both as liquidated damages to JMJ, and in consideration for an additional  $1 million in financing, which has been added to the principal amount of the Earlier Note.

Shelter Island Warrants And Puts

After extensive negotiations with Shelter Island, the parties entered into a transaction on July 21, 2010, whereby the 36 million shares Warrant Agreement was canceled, and the obligation represented by the Put Option Agreement was satisfied by the Company's delivery  to Shelter Island of a new Senior Secured Note in the principal amount of  $1,590,400  (the "Replacement Note"). With this agreement, the derivative liability of  $1,608,658 was reduced to  $1,590,400 and then reclassified on the balance sheet as a note payable. The Replacement Note matures on September 30, 2011, bears interest at 16% per annum, interest-only is due, for the period July 31, 2010 through January 31, 2011, and is payable in six equal monthly installments of  $265,067 each, commencing January 31, 2011. The Company, at its option, may pay the principal amount due on the Replacement Note by the issuance of unregistered Company Common Stock, to be valued at an agreed conversion rate that is fixed for this purpose, subject to certain adjustments, at 85% of the market value of the Company's common stock, calculated based on the five lowest daily closing prices for the stock over certain specified 20 day periods.

On March 17, 2011, the parties entered into an Amendment for above said Replacement Note.  The Amendment extends the commencement date of the six monthly installments each in the amount of  $ 248,400, to be paid at the option of the Company in cash or stock, to April 30, 2011 in exchange for continued interest payments for February, March and April, along with a cash payment of  $25,000 as an adjustment to the principal balance.    Other terms of the Replacement Note remain for the most part the same.  During the quarter ending June 30, 2011 the note was reduced by  $248,400 through the issuance of Company stock.

St. George Investments

On March 10, 2011, Cord Blood America, Inc. (the "Company") entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") with St. George Investments, LLC, an Illinois limited liability company (the "Investor") whereby the Company issued and sold, and the Investor purchased: (i) Secured Convertible Promissory Notes of the Company in the principal amount of  $1,105,500 (the "Company Note") and (ii) a Warrant to purchase common stock of the Company (the "Warrant").  The Investor paid  $250,000 in cash as an initial payment to the Company and executed and delivered six separate “Secured Buyer Notes” (the “Buyer Notes”), as consideration in full for the issuance and sale of the Company Note and Warrants.

The principal amount of the Company Note is  $1,105,500 ("Maturity Amount") and the Company Note is due 48 months from the issuance date of March 10, 2011.  The Company Note has an interest rate of 6.0%, which would increase to a rate of 12.0% on the happening of certain Trigger Events, including but not limited to: a decline in the 10-day trailing average daily dollar volume of the common shares in the Company’s primary market to less than  $30,000 of volume per day at any time; the failure by the Company or its transfer agent to deliver Conversion Shares (defined in the Company Note) within 5 days of Company’s receipt of a Conversion Notice (defined in the Company Note).  The total amount funded (in cash and notes) at closing will be  $1,000,000, representing the Maturity Amount less an original issue discount of  $100,500 and the payment of  $5,000 to the Investor to cover its fees, with payment consisting of  $250,000 advanced at closing and  $750,000 in a series of six secured convertible Buyer Notes of  $125,000 each, with interest rates of 5.0%.  The Buyer Notes are secured by an Irrevocable Standby Letter of Credit (“Letter of Credit”).

The Investor has also received a five year warrant entitling it to purchase 1,399,253 shares of common stock of the Company at an exercise price of  $.179.  The warrant also contains a net exercise /cashless exercise provision.

As of June 30, 2011 the Company Note payable balance with St. George Investments was  $481,373.

Tangiers Investors

On June 1, 2011, the Company issued a  $125,000 “Convertible Promissory Note” to Tangiers Investors with interest accruing at 7% per annum due on June 1, 2012.   On June 15, 2011, the Company issued a  $125,000 “Convertible Promissory Note” to Tangiers Investors with interest accruing at 7% per annum due on June 15, 2012.   The Company at its option may elect to convert all or part of the principal and any accrued unpaid interest on these notes at any time or times on or before the maturity dates of June 1, 2012 and June 15, 2012.  The conversion price shall be 77.5% of the lowest Volume Weight Average Price during the ten trading days prior to conversion, subject to an adjustment pursuant to Article “4” of the Notes.

VidaPlus

 On January 24, 2011, the Company entered into a Stock Purchase Agreement to acquire up to 51% of the capital stock in VidaPlus, an umbilical cord processing and storage company headquartered in Madrid, Spain.  The Agreement is organized into three tranches; the first executed at closing with an initial investment of approximately  $204,000 (150,000 Euro) for an amount equivalent to 7% as follows; 1% of share capital in initial equity or approximately  $30,000 and 6% or an estimated  $174,000 as a loan convertible into equity within 12 months of closing.  The initial investment is secured by a Pledge Agreement on 270 VidaPlus samples that are incurring annual storage fees.  The second tranche provides the opportunity for an additional 28% in share capital through monthly investments based on the number of samples processed in that month (up to a maximum of 550,000 EUR).  The Company loaned 75,000 (US) to VidaPlus during the six months ended June 30, 2011 in connection with the second tranche of this agreement. Converting the investment from a loan into equity for tranche two will take place every 12 months, and the obligation will have been met in full after 1,000 samples have been processed and stored.  The third tranche follows a similar loan to equity agreement as tranche two but for an additional 16% equity at the option of the Company (up to a maximum of 550,000 EUR).  VidaPlus contracts through Stellacure and their relationship with the German Red Cross for their processing and storage.  The second and third tranches contain conditional components for funding to continue from CBAI, including payments to Stellacure by Vida to be current with previously agreed to terms between the parties. The Company believes that further support of a key channel partner to Stellacure provides additional opportunities for expansion throughout Europe.

In connection with the VidaPlus Stock Purchase Agreement entered into on January 24, 2011, the Company is obligated to make monthly loans to VidaPlus based on the number of new samples processed and up to a maximum of 550,000 Euro for each of tranche 2 and 3 of the Agreement.

Patent License Agreement

PharmaStem Therapeutics holds certain patents relating to the storage, expansion and use of hematopoietic stem cells. In the past five years, PharmaStem has commenced suit against numerous companies involved in cord blood collection and preservation alleging infringement of its patents. In October 2003, after a jury trial, judgment was entered against certain of our competitors and in favor of PharmaStem in one of those suits. In February 2004, PharmaStem commenced suit against Cord Partners and certain of its competitors alleging infringement of its patents. Management of Cord Partners determined to settle, rather than to litigate, this matter. As a result, PharmaStem and Cord Partners entered into a Patent License Agreement in March 2004. Pursuant to the Patent License Agreement, Cord Partners may, on a non-exclusive basis, collect, process and store cord blood utilizing PharmaStem technology and processes covered by its patents for so long as the patents may remain in effect. All of the patents expired in 2010. Cord Partners is obligated under the Patent License Agreement to pay royalties to PharmaStem of 15% of all revenues generated by Cord Partners from the collection and storage of cord blood on and after January 1, 2004. Other than royalties, no amount is payable by Cord Partners to PharmaStem. All litigation between the parties was dismissed and all prior claims were released.  As of 2008, Cord has ceased paying all royalties to PharmaStem.  The patents have been declared void.  The decision is currently under a final appeal. As of June 30, 2011, the Company has included approximately  $226,000 in accounts payable to account for this liability since 2008.  This amount may be reversed in the future pending final decision on appeal.

Contingencies

Cryo-cell International

On December 16, 2010, Cryo-Cell International, Inc. (“Cryo International”) filed an action against Cord Blood America, Inc. (the “Company”) in The Sixth Judicial Circuit Court, Pinellas County, Florida alleging claims for: tortuous interference with a business relationship; misappropriate of trade secrets and confidential information in violation of the Florida Uniform Trade Secrets Act, § 688.001, Et. Seq., Fla. Stat.; dilution of trademark in violation of § 495.151, Fla. Stat.; and Common Law Unfair Competition.   Cryo International, a competitor of the Company’s, has filed the suit apparently in an effort to stop the Company’s pursuit of the acquisition of Cryo-Cell de Mexico, S.A. de C.V. (“Cryo Mexico”), for which the Company has in place a non binding Letter of Intent for acquisition.    (see Subsequent Events).  In addition, along with its Complaint, Cryo International filed an Emergency Motion for a Temporary Injunction.  In January 2011, the Company filed a Memorandum of Law in Opposition to Cryo International’s Emergency Motion for Temporary Injunction, and a Rule 1.140(b) Motion to Dismiss Cryo International’s complaint, as well as amendments to these documents.  The Emergency Motion for a Temporary Injunction, Motion to Dismiss and related filings were heard by the Court on January 14, 2011.  The Court granted the Company’s Motion to Dismiss, finding that Cryo Mexico is an indispensible party to the lawsuit and granted Cryo International leave to file an amended complaint to add Cryo Mexico as a defendant to the lawsuit and to serve Cryo Mexico with the required legal papers.  Cryo International filed an Amended Complaint on January 20, 2011.  The Amended Complaint added Cryo Mexico as a defendant to the action, asserted all of the original causes of action against the Company, and added a claim for Breach of a License Agreement against Cryo Mexico and a claim for Unfair and Deceptive Trade Practices in violation of § 501.201, Et. Seq. Fla. Stat. against Cryo Mexico and the Company.  Cryo International also filed an amended motion for temporary injunction.  In response, Defendant Cryo Mexico filed a Motion to Dismiss for Insufficiency of Service of Process and a Motion to Dismiss for Improper Forum and Lack of Personal Jurisdiction, and the Company filed a Rule 1.140(b) Motion Regarding Amended Complaint, seeking dismissal of the Amended Complaint.  The Defendants’ Motions to Dismiss and Defendant Cryo Mexico’s Motion to Quash were heard on March 14, 2011 and thereafter, the Court granted these motions in favor of the Company and Cryo Mexico.  Subsequently, Cryo International filed a Motion requesting a Rehearing, which said motion is to be heard on September 7, 2011.

Company management believes that there is no merit to the claims filed by Cryo International and the Company will continue to vigorously defend against these claims.

JMJ Financial and Third Party

In connection with certain of the outstanding convertible promissory notes payable to JMJ Financial and in connection with a securities purchase agreement previously entered into with a third party for the purchase of common stock of the Company, the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”).  As of December 14, 2010 and to date, the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock.  This resulted in a breach of the convertible promissory notes payable to JMJ Financial and the securities purchase agreement.  As a result of the breach of the promissory notes and in exchange for JMJ to fund additional sums to the Company, on February 8, 2011, the Company entered into a settlement agreement calling for liquidated damages and compensation for the additional funding in the amount of  $671,385 to be added on to the principal balance of the outstanding convertible promissory notes payable. In accordance with ASC 450, the Company has accrued  $338,886, which was estimated to be the portion of the settlement allocated to the liquidated damages resulting from the breach of contract on December 14, 2010. As a result of the breach of the securities purchase agreement, on January 19, 2011, the Company entered into a settlement agreement with the third party calling for liquidated damages to be calculated and paid based on a % of the value of the Company’s common stock over a period of time less (a) the value received by the third company in their subsequent sale of the Company’s shares and less (b) the value of the shares the third party holds at the date the DWAC system becomes available, based on the value of the Company’s shares on such date. Payments under this agreement are due monthly and a final payment due ten days after the DWAC system becomes available. In accordance with ASC 450, the Company has accrued  $150,000 as of December 31, 2010 and no additional amounts have been accrued at June 30, 2011. During the six months ended June 30, 2011, the Company has paid approximately  $214,054 in common stock in connection with this agreement.

Additional damages may be incurred by the Company in connection with the settlement agreement entered into with a third party on January 19, 2011, in accordance with the formulas set forth in the settlement agreement.  The future or anticipated amount of damages can be influenced by a host of variables, and as such, we can’t reasonably estimate the range of additional damages. In accordance with FASB ASC 450, we have disclosed the nature of such contingency. To date, there have been no additional amounts paid in connection with the settlement agreements relating to the “chill” imposed by the Depository Trust Company.

BioCells

In September 2010, the Company entered into a Stock Purchase Agreement (the “Agreement”), with the Shareholders of Biocordcell Argentina S.A., a corporation organized under the laws of Argentina (“Bio”), providing for the Company’s acquisition of 50.1% of the outstanding shares of Bio (the “Shares).

Under the Agreement, the Company paid  $375,000 in cash at the closing, and was obligated to pay an additional  $350,000 in October, 2010,  $150,000 of which is part of the fixed portion of the purchase price for the shares, for a total minimum purchase price of  $525,000. The remaining  $200,000 of this payment represents advances against the contingent payments due based on Bio’s 2010 and 2011 net income performances. At June 30, 2011, the Company has paid out  $250,000 and has  $250,000 accrued as the estimated total of contingent payments due.

Employment Agreements

On July 16, 2008, CBAI entered into a three-year agreement with Mr. Schissler, which is renewable annually thereafter, which provides for a base salary of  $165,000 the first year, with five percent base salary increases for each successive year, subject to approval by the Board of Directors. It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to thirty percent of the Employee’s prior year base salary. It also provided him with the immediate issuance of 75,000, five-year options to acquire restricted shares of the Company’s common shares at an exercise price of  $0.01 per share, These options vest twenty-five percent immediately, and twenty-five percent annually thereafter. It also provided Mr. Schissler with the payment of an inducement bonus of 10,000 restricted shares of the Company’s common shares. In July, 2009, as a bonus for current and past services rendered, the Company awarded 2,410,960 options to purchase common stock, 50% of which vested immediately and the other 1,205,480 to be vested over the next four years. Mr. Schissler is subject to non-competition and confidentiality requirements. CBAI may terminate Mr. Schissler's Executive Agreement at any time without cause. In such event, no later than the Termination Date specified in the Termination Notice (both as defined in the Executive Agreement), CBAI shall pay to Mr. Schissler an amount in cash equal to the sum of his Compensation determined as of the date of such Termination Notice through the remaining term of the Executive Agreement. In December, 2009, Mr. Schissler was awarded an additional 2,429,290 options to purchase common stock, 50% of which vested immediately and the other 1,214,645 vested at December 31, 2010. On July 1, 2010, the Company awarded a total of 309,372 options to purchase common shares to Matthew Schissler, to compensate him for both past services and future services, 50% of which vested immediately.  All outstanding unexercised options provide for adjustment upon stock split, as well as under certain other circumstances.

On July 16, 2008, CBAI entered into a three-year agreement with Mr. Joe Vicente, who serves as the Company’s Chief Operating Officer, which is renewable annually thereafter, which provides for a base salary of  $115,000 the first year, with five percent base salary increases for each successive year, subject to approval by the Board of Directors. It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to twenty-five percent of the Employee’s prior year base salary. It also provided him with the immediate issuance of 75,000, five-year options to acquire restricted shares of the Company’s common shares at an exercise price of  $0.01 per share. These options vest twenty-five percent immediately, and twenty-five percent annually thereafter. It also provided Mr. Vicente with the payment of an inducement bonus of 10,000 restricted shares of the Company’s common shares. In July, 2009, as a bonus for current and past services rendered, the Company awarded 1,205,480 options to purchase common stock, 50% of which vested immediately and the other 602,740 to be vested over the next four years. In December, 2009, Mr. Vicente was awarded an additional 1,214,645 options to purchase common stock, 50% of which vested immediately and the other 607,323 vested at December 31, 2010. On July 1, 2010, the Company awarded a total of 154,687 options to purchase common shares to Joseph Vicente, to compensate him for both past services and future services, 50% of which vested immediately.  All outstanding unexercised options provide for adjustment upon stock split, as well as under certain other circumstances.

Operating Leases

CBAI and its subsidiaries leases office space in Las Vegas, NV and Santa Monica, CA under non-cancelable operating leases expiring in 2014 and 2012, respectively. The lease for the facility in Las Vegas has two options to renew for an additional five years each, extending the term to 2024. In October 2010, CBAI entered into a non-cancelable sub-lease agreement to sub-lease the vacated facility in Santa Monica, CA, through the end of the lease term, in 2012. CBAI's subsidiaries lease office and warehouse space in Argentina (BioCord Cells) and Germany (Stellacure). The lease for BioCord is for three years ending in 2014. Stellacure is on a month to month lease term. Commitments for future minimum rental payments, by year, and in the aggregate, to be paid (and received) under such operating leases as of June 30, 2011, are as follows:

	Rent to be paid	Rent to be Received	Net Rent to be Paid
2011	$243,829	$37,783	$206,046
2012	332,498	56,675	275,823
2013	240,594	--	240,594
2014	146,492	--	146,492
Total	$963,413	$94,458	$868,955

Agreements

On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement and Warrant Agreement with Optimus Capital Partners, LLC, which contemplates a  $7.5 million capital commitment which may be drawn down in increments in the future by the Company under certain conditions, including the filing and effectiveness of a current registration statement registering common shares issuable upon Warrant exercise and certain   common shares issued as a fee at the outset.  On November 2, 2009, the Company filed its registration statement for these common shares as required by these agreements.  However, the Company is reassessing whether to follow through with the implementation of this capital commitment.  In the mean time, on January 27, 2010, the Company elected to withdraw for the time being its registration statement filed with the SEC for these shares.

The Company had previously entered into a series of Securities Purchase Agreements with Shelter Island Opportunity Fund, LLP (“Shelter Island”) which provided the Company various lines of credit which were drawn down and subsequently paid off in full. As part of these transactions, the Company issued to Shelter Island a Common Stock Purchase Warrant to purchase, as adjusted, 360,000 shares of Common Stock (the “Shelter Island Warrants”) along with a Put Option Agreement. After extensive negotiations with Shelter Island, the parties entered into a transaction on July 21, 2010, whereby the 36 million shares Warrant Agreement was canceled, and the obligation represented by the Put Option Agreement was satisfied by the Company's delivery  to Shelter Island of a new Senior Secured Note in the principal amount of  $1,590,400  (the "Replacement Note"). With this agreement, the derivative liability of  $1,608,658 was reduced to  $1,590,400 and then reclassified on the balance sheet as a note payable of  $1,590,400. The Replacement Note matures on September 30, 2011, bears interest at 16% per annum, interest only is due, for the period July 31, 2010 through January 31, 2011, and is payable in six equal monthly installments of  $265,067 each, commencing January 31, 2011. The Company, at its option, may pay the principal amount due on the Replacement Note by the issuance of the holder of unregistered Company Common Stock, to be valued at an agreed conversion rate that is fixed for this purpose, subject to certain adjustments, at 85% of the market value of the Company's common stock, calculated based on the five lowest daily closing prices for the stock over certain specified 20 day periods.

In March 2004, Cord entered into a Patent License Agreement with Pharmastem, the holder of patents utilized in the collection, processing, and storage of umbilical cord blood to settle litigation against Cord for alleged patent infringements. The Patent License Agreement calls for royalties of 15% of processing and storage revenue, with a minimum royalty of  $225 per specimen collected, on all specimens collected after January 1, 2004 until the patents expired in 2010.

Contingencies

On December 16, 2010, Cryo-Cell International, Inc. (“Cryo International”) filed an action against Cord Blood America, Inc. (the “Company”) in The Sixth Judicial Circuit Court, Pinellas County, Florida alleging claims for: tortuous interference with a business relationship; misappropriate of trade secrets and confidential information in violation of the Florida Uniform Trade Secrets Act, § 688.001, Et. Seq., Fla. Stat.; dilution of trademark in violation of § 495.151, Fla. Stat.; and Common Law Unfair Competition.   Cryo International, a competitor of the Company’s, has filed the suit apparently in an effort to stop the Company’s pursuit of the acquisition of Cryo-Cell de Mexico, S.A. de C.V. (“Cryo Mexico”), for which the Company has in place a non binding Letter of Intent for acquisition.    (see Subsequent Events).  In addition, along with its Complaint, Cryo International filed an Emergency Motion for a Temporary Injunction.  In January 2011, the Company filed a Memorandum of Law in Opposition to Cryo International’s Emergency Motion for Temporary Injunction, and a Rule 1.140(b) Motion to Dismiss Cryo International’s complaint, as well as amendments to these documents.  The Emergency Motion for a Temporary Injunction, Motion to Dismiss and related filings were heard by the Court on January 14, 2011.  The Court granted the Company’s Motion to Dismiss, finding that Cryo Mexico is an indispensible party to the lawsuit and granted Cryo International leave to file an amended complaint to add Cryo Mexico as a defendant to the lawsuit and to serve Cryo Mexico with the required legal papers.  Cryo International filed an Amended Complaint on January 20, 2011.  The Amended Complaint added Cryo Mexico as a defendant to the action, asserted all of the original causes of action against the Company, and added a claim for Breach of a License Agreement against Cryo Mexico and a claim for Unfair and Deceptive Trade Practices in violation of § 501.201, Et. Seq.Fla. Stat. against Cryo Mexico and the Company.  Cryo International also filed an amended motion for temporary injunction.  In response, Defendant Cryo Mexico filed a Motion to Dismiss for Insufficiency of Service of Process and a Motion to Dismiss for Improper Forum and Lack of Personal Jurisdiction, and the Company filed a Rule 1.140(b) Motion Regarding Amended Complaint, seeking dismissal of the Amended Complaint.  The Defendants’ Motions to Dismiss and Defendant Cryo Mexico’s Motion to Quash were heard on March 14, 2011 and thereafter, the Court granted these motions in favor of the Company and Cryo Mexico.  Subsequently, Cryo International filed a Motion for Rehearing, which said motion was heard on September 7, 2011. The Court has not yet issued a ruling in connection with that hearing.

There is no accrual for any potential gain or loss in connection with this litigation in accordance with ASC 450.

In connection with certain of the outstanding convertible promissory notes payable to JMJ Financial and in connection with a securities purchase agreement previously entered into with a third party for the purchase of common stock of the Company, the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”).  As of December 14, 2010 and to date, the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock.  This resulted in a breach of the convertible promissory notes payable to JMJ Financial and the securities purchase agreement.  As a result of the breach of the promissory notes and in exchange for JMJ to fund additional sums to the Company, on February 8, 2011, the Company entered into a settlement agreement calling for liquidated damages and compensation for the additional funding in the amount of  $671,386 to be added on to the principal balance of the outstanding convertible promissory notes payable. In accordance with ASC 450, the Company has accrued  $338,886, which was estimated to be the portion of the settlement allocated to the liquidated damages resulting from the breach of contract on December 14, 2010. As a result of the breach of the securities purchase agreement, on January 19, 2011, the Company entered into a settlement agreement with the third party calling for liquidated damages to be calculated and paid based on a % of the value of the Company’s common stock over a period of time less (a) the value received by the third company in their subsequent sale of the Company’s shares and less (b) the value of the shares the third party holds at the date the DWAC system becomes available, based on the value of the Company’s shares on such date. Payments under this agreement are due monthly and a final payment due ten days after the DWAC system becomes available. In accordance with ASC 450, the Company has accrued  $150,000 in connection with this Settlement Agreement.  The Company is unable to estimate the additional range of loss in connection with this agreement and as a result has not accrued for a related loss contingency at December 31, 2010.

Employment Agreements

On July 16, 2008, CBAI entered into a three-year agreement with Mr. Schissler, which is renewable annually thereafter, which provides for a base salary of  $165,000 the first year, with five percent base salary increases for each successive year, subject to approval by the Board of Directors. It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to thirty percent of the Employee’s prior year base salary. It also provided him with the immediate issuance of 75,000 five-year options to acquire restricted shares of the Company’s common shares at an exercise price of  $1.00 per share, These options vest twenty-five percent immediately, and twenty-five percent annually thereafter. It also provided Mr. Schissler with the payment of an inducement bonus of 10,000 restricted shares of the Company’s common shares. In July, 2009, as a bonus for current and past services rendered, the Company awarded 2,410,960 options to purchase common stock, 50% of which vested immediately and the other 1,205,480 to be vested over the next four years. Mr. Schissler is subject to non-competition and confidentiality requirements. CBAI may terminate Mr. Schissler's Executive Agreement at any time without cause. In such event, no later than the Termination Date specified in the Termination Notice (both as defined in the Executive Agreement), CBAI shall pay to Mr. Schissler an amount in cash equal to the sum of his Compensation determined as of the date of such Termination Notice through the remaining term of the Executive Agreement. In December, 2009, Mr. Schissler was awarded an additional 2,429,290 options to purchase common stock, 50% of which vested immediately and the other 1,214,645 to vest at December 31, 2010. On July 1, 2010, the Company awarded a total of 309,372 options to purchase common shares to Matthew Schissler, to compensate him for both past services and future services, 50% of which vested immediately.

On July 16, 2008, CBAI entered into a three-year agreement with Mr. Joe Vicente, who serves as the Company’s Chief Operating Officer, which is renewable annually thereafter, which provides for a base salary of  $115,000 the first year, with five percent base salary increases for each successive year, subject to approval by the Board of Directors. It also provides for an annual bonus, payable at the discretion of the Board of Directors, equal to twenty-five percent of the Employee’s prior year base salary. It also provided him with the immediate issuance of 75,000, five-year options to acquire restricted shares of the Company’s common shares at an exercise price of  $0.01 per share, These options vest twenty-five percent immediately, and twenty-five percent annually thereafter. It also provided Mr. Vicente with the payment of an inducement bonus of 10,000 restricted shares of the Company’s common shares. In July, 2009, as a bonus for current and past services rendered, the Company awarded 1,205,480 options to purchase common stock, 50% of which vested immediately and the other 602,740 to be vested over the next four years. In December, 2009, Mr. Vicente was awarded an additional 1,214,645 options to purchase common stock, 50% of which vested immediately and the other 607,323 to vest at December 31, 2010. On July 1, 2010, the Company awarded a total of 154,687 options to purchase common shares to Joseph Vicente, to compensate him for both past services and future services, 50% of which vested immediately.

Operating Leases

CBAI leases office space in Las Vegas, NV and Santa Monica, CA under non-cancelable operating leases expiring in 2014 and 2012, respectively. The lease for the facility in Las Vegas has two options to renew for an additional five years each, extending the term to 2024. In October 2010, CBAI entered into a non-cancelable sub-lease agreement to sub-lease the vacated facility in Santa Monica, CA, through the end of the lease term, in 2012. Commitments for future minimum rental payments, by year, and in the aggregate, to be paid (and received) under such operating leases as of December 31, 2010, are as follows:

	Rent to be paid	Rent to be Received	Net Rent to be Paid
2011	275,570	62,972	212,598
2012	251,139	56,675	194,464
2013	154,082	--	154,082
2014	118,142	--	118,142
Total	$798,933	119,647	679,286

Total rent expense for 2010 and 2009 under the operating leases amounted to  $308,406 and  $170,266 respectively.

Employee Benefit Plan

The Company has a Savings and Retirement 401K Plan covering substantially all of its employees. The Company makes a matching contribution dollar for dollar up to 3% of compensation, and then 50% up to a maximum 4% match. The Company’s contributions to the Plan for the years ended December 31, 2010 and 2009 were  $7,687 and  $10,000, respectively.

Compensation of the Board of Directors

On January 26, 2006, CBAI's Board of Directors approved a Board Compensation Plan (the “Plan”) effective through 2011. The Plan calls for all Board members to receive shares of the Company’s common stock to be issued as compensation for 2006 and 2007, in an amount equal to  $10,000 per year. Since Mr. Neeson resigned in January, 2009, he did not receive any compensation. Shares issued as compensation for one year of service in 2010 were be based on  $10,000 divided by the closing stock price on the last business day of 2009.

Related Party Transactions and Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Related Party Transactions and Commitments

China Stem Cell Ltd. Investment

In March, of 2010 the Company acquired pursuant to a License Agreement, a 10% non dilutable interest in what became, in December 2010, China Stem Cells, Ltd., a Cayman Islands Company (hereinafter "Cayman"), which indirectly holds a 100% capital interest in AXM Shenyang, a company organized to conduct a Stem Cell Storage Business in China. In exchange for issuance of an equity interest in Cayman, under the terms of the Transfer of Technology Agreement the Company agreed to provide technology transfer, knowhow and training in the setup, marketing and operation of the China Stem Cell Storage business. In connection with the License Agreement, the Company will receive royalties equal to 8.5% of "Net Revenues" realized from the China Stem Cell Storage business, over the 15 year term of the agreement, with certain minimum annual royalty's payable beginning in 2011.

In December the Company also acquired the option to provide up to  $750,000 of additional capital funding to Cayman through the purchase of Cayman Secured Convertible Promissory Notes and attached Cayman Warrants to acquire its Common Stock.  Other Cayman shareholders were granted similar options, with the intent of raising the aggregate up to  $1.5 million in additional capital for Cayman and its subsidiaries.

As of June 30, 2011, Cord Blood has exercised this option in part, provided a total of  $375,000 in additional capital to Cayman, and received Cayman Secured Convertible Promissory Notes for this sum along with 100 Cayman Warrants.  The Secured Convertible Promissory Notes are convertible into Cayman stock at a conversion price of  $1,500 per share, subject to certain adjustments.  The Warrants have a five year term and are exercisable at an option exercise price of  $0.05 per share per share, subject to certain adjustments.  As of June 30, 2011, other shareholders of Cayman have exercised options with similar terms, provided  $500,000 in additional capital to Cayman, and are entitled to similar Cayman Secured Convertible Notes and to be issued an aggregate of 100 Cayman Warrants.

VidaPlus

As of June 30, 2011, the Company has approximately  $249,000 loan receivable outstanding, which is convertible into equity.

Consulting Agreement

On July 1, 2008, CBAI entered into a one-year consulting agreement with Pyrenees Consulting, LLC., a business owned by Stephanie Schissler, CBAI's former President and Chief Operating Officer. Ms. Schissler is the spouse of the Company's Chief Executive Officer. The agreement entitles Ms. Schissler to a monthly retainer and stock option incentives for her services in relation to strategic corporate planning and other business related matters. On January 1, 2010 the agreement was renewed for another 12 months with a retainer of  $12,500 per month. The agreement automatically renews for a further term of six months, unless a 60-day written notice of cancellation is provided by Pyrenees Consulting, or a 180-day written notice is provided by CBAI.

Related Party Transactions

In March, of 2010 the Company acquired pursuant to a License Agreement, a 10% non dilutable interest in what became, in December 2010, China Stem Cells, Ltd., a Cayman Islands Company (hereinafter "Cayman"), which indirectly holds a 100% capital interest in AXM Shenyang, a company organized to conduct a Stem Cell lStorage Business in China. In exchange for issuance of an equity interest in Cayman, under the terms of the Transfer of Technology Agreement the Company agreed to provide technology transfer, knowhow and training in the setup, marketing and operation of the China Stem Cell Storage business. In connection with the License Agreement, the Company will receive royalties equal to 8.5% of "Net Revenues" realized from the China Stem Cell Storage business, over the 15 year term of the agreement, with certain minimum annual royalty's payable beginning in 2011.

In December the Company also acquired the option to provide up to  $750,000 of additional capital funding to Cayman through the purchase of Cayman Secured Convertible Promissory Notes and attached Cayman Warrants to acquire its Common Stock.  Other Cayman shareholders were granted similar options, with the intent of raising the aggregate up to  $1.5 million in additional capital for Cayman and its subsidiaries.

As of March, 2011, Cord Blood has exercised this option in part, provided a total of  $500,000 in additional capital to Cayman, and received Cayman Secured Convertible Promissory Notes for this sum along with 100 Cayman Warrants.  The Secured Convertible Promissory Notes are convertible into Cayman stock at a conversion price of  $1,500 per share, subject to certain adjustments.  The Warrants have a five year term and are exercisable at an option exercise price of  $0.05 per share per share, subject to certain adjustments.  As of March, 2011, other shareholders of Cayman have exercised options with similar terms, provided  $500,000 in additional capital to Cayman, and are entitled to similar Cayman Secured Convertible Notes and to be issued an aggregate of 100 Cayman Warrants.

On May 5, 2010, the Company executed and funded a Debtor-In-Possession loan agreement with ViviCells International, Inc. a Florida corporation (“Vivi” or the “Debtor”), NeoCells, Inc., an Illinois corporation, and AdultCells, Inc., an Illinois corporation, (jointly and severally referred to as the “Subsidiaries”), for  $200,000 secured by  a super priority lien on the Debtor’s assets.  As additional consideration for this loan, the Company received 21% of the Debtor’s outstanding Common Stock.  The  $200,000 loan carries interest at 10% per annum, with principal and all accrued interest all due and payable on March 15, 2011.   In September 2010, the Company acquired an approximately  $800,000 secured obligation of the Debtor held by a junior lien holder in  ViviCell’s bankruptcy proceeding, in exchange for the private issuance of 111,111 restricted shares of its Common stock  to the holder of this secured obligation. On October 20, 2010, the Company filed  as a co-proponent  proposed a Plan of Reorganization for Vivi under the United States Bankruptcy Code, pursuant to which the Company proposed to acquire an additional 74% of the outstanding shares of Vivi, which would give it in total of approximately  95% ownership in ViVi, in exchange for the issuance of up to 644,889 shares of the Company’s common stock, and the Company’s agreement to make an additional senior secured loan in the amount of  $300,000 to Vivi as working capital upon consummation of the Plan. Between June 16, 2010 and December 14, 2010, the Company accelerated the date of its loan commitment, and loaned  $100,000 out of the proposed  $300,000 loan amount to Vivi in advance on Plan confirmation, secured under the super priority lien.   On February 16, 2011, a hearing on Confirmation of this proposed plan of reorganization was heard and approved.   The plan is scheduled to be Effective as of April 1, 2011, but Vivi has subsequently announced it would be unable to supply the full 94% plus ownership of Vivi’s outstanding capital stock to the Company as required under the Plan.  The Company has advised Vivi that unless the full 94% plus ownership of Vivi capital stock can be delivered to the Company as required under the Plan, the Company will be forced to withdraw from the Plan and pursue its rights to foreclose as the holder of a super priority lien against all Vivi assets.

Consulting Agreement

On July 1, 2008, CBAI entered into a one-year consulting agreement with Pyrenees Consulting, LLC., a business owned by Stephanie Schissler, CBAI's former President and Chief Operating Officer. Ms. Schissler is the spouse of the Company's Chief Executive Officer. The agreement entitles Ms. Schissler to a monthly retainer and stock option incentives for her services in relation to strategic corporate planning and other business related matters. On January 1, 2010 the agreement was renewed for another 12 months with a retainer of  $12,500 per month. The agreement automatically renews for a further term of six months, unless a 60-day written notice of cancellation is provided by Pyrenees Consulting, or a 180-day written notice is provided by CBAI.

Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Share Based Compensation

Stock Option Plan

The Company's Stock Option Plan permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 8.0 million shares of its common stock. The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company. On July 13, 2009, the Company registered its 2009 Flexible Stock Plan, which increases the total shares available to 4 million common shares. The agreement allows the Company to issue either stock options or common shares from this Plan.

On March 2, 2010, the Company awarded a total of 200,000 options to purchase common shares to Stephanie Schissler, to compensate her for both past services and future services.

On June 1, 2010 and June 25, 2010, Matthew Schissler exercised 507,824 and 299,848 options respectively.

On June 3, 2011, the Company registered its 2011 Flexible Stock Option plan, and reserved 1,000,000 post split shares of the Company’s common stock for future issuance under the Plan, the Company canceled the Company’s 2010 Flexible Stock Plan, and returned 50,199,122 pre reverse split reserved but unused common shares back to its treasury.

Stock options that vest at the end of a one-year period are amortized over the vesting period using the straight-line method. For stock options awarded using graded vesting, the expense is recorded at the beginning of each year in which a percentage of the options vests.

The Company’s stock option activity was as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Avg. Contractual Remaining Life
Outstanding, January 1, 2010	7,492,723	0.07	5.5
Granted	664,058	0.01	-
Exercised	807,672	-	-
Forfeited/Expired	397,808	-	-
Outstanding, December 31, 2010	6,951,310	0.01	7.3
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired		-	-
Outstanding, March 31, 2011	6,951,310	0.01	7.3
Exercisable at March 31, 2011	5,438,858	0.01	7.3
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding at June 30, 2011	6,951,310	.01	7.3
Exercisable at June 30, 2011	5,438,858	.01	7.3

The following table summarizes significant ranges of outstanding stock options under the stock option plan at June 30, 2011:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$0.0033 — 0.20	6,903,286	7.05	$0.008	5,390,834	$0.010
$0.21 — 0.30	30,126	3.37	0.250	30,126	0.250
$0.31 — 0.51	17,898	4.19	0.312	17,898	0.312
	6,951,310	7.30	$0.010	5,438,858	$0.010

A summary of the activity for unvested employee stock options as of June 30, 2011 and changes during the year is presented below:

Weighted Average Grant Date Fair Value per Share
	2011	2011
Nonvested at January 1, 2011	1,712,452	0.01
G Granted	--	--
Vested	200,000	0.01
Exercised	--	--
Cancelled	--	--
P Pre-vested forfeitures	--	--
Nonvested at June 30, 2011	1,512,452	0.01

The total compensation cost related to non-vested options amounts to  $168,201.  All outstanding unexercised options provide for adjustment upon stock split, as well as under certain other circumstances.

Stock Option Plan

The Company's Stock Option Plan permits the granting of stock options to its employees, directors, consultants and independent contractors for up to 8.0 million shares of its common stock. The Company believes that such awards encourage employees to remain employed by the Company and also to attract persons of exceptional ability to become employees of the Company. On July 13, 2009, the Company registered its 2009 Flexible Stock Plan, which increases the total shares available to 4 million common shares. The agreement allows the Company to issue either stock options or common shares from this Plan.

On March 2, 2010, the Company awarded a total of 200,000 options to purchase common shares to Stephanie Schissler, to compensate her for both past services and future services.

On June 1, 2010 and June 25, 2010, Matthew Schissler exercised 507,824 and 299,848 options respectively.

Stock options that vest at the end of a one-year period are amortized over the vesting period using the straight-line method. For stock options awarded using graded vesting, the expense is recorded at the beginning of each year in which a percentage of the options vests.

The Company’s stock option activity was as follows:

	Stock Options	Weighted Average Exercise Price	Weighted Avg. Contractual Remaining Life
Outstanding, January 1, 2009	233,081	7.00	5.5
Granted	7,259,650	1.00
Exercised	-	-	-
Forfeited/Expired	-	-	-
Outstanding, December 31, 2009	7,492,731	1.00	7.3
Granted	664,059	1.00
Exercised	807,672	-	-
Forfeited/Expired	397,808	-	-
Outstanding, December 31, 2010	6,951,310	1.00	7.30
Exercisable at December 31, 2010	5,238,858	1.00	7.30

The following table summarizes significant ranges of outstanding stock options under the stock option plan at December 31, 2010:

Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$0.0033 — 0.20	6,903,286	7.46	$0.8	5,790,833	$1.00
$ 0.21 — 0.30	30,126	3.87	25.00	30,126	25.00
$ 0.31 — 0.51	17,898	4.69	31.20	17,898	31.2	0
	6,951,310	7.44	$1.00	5,838,857	$1.00

A summary of the activity for unvested employee stock options as of December 31, 2010 and changes during the year is presented below:

	Weighted Average Grant Date Fair Value per Share
	2010	2009	2010	2009
Nonvested at January 1,	3,723,938	139,625	$1.00	$1.00
Granted	664,059	7,260,375	1.00	1.00
Vested	(1,470,064)	(3,676,062)	1.00	1.00
Exercised	(807,132)	--	1.00	--
Cancelled	(398,348)	--	1.00	--
Pre-vested forfeitures	--	--	--	--
Nonvested at December 31,	1,712,453	3,723,938	$1.00	$1.00

The total compensation cost related to non-vested options amounts to  $941,480.

Warrant Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Warrant Agreements

A summary of warrant activity since January 1, 2009 is as follows:

On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement with Optimus Capital Partners, LLC, which also entitled them to a five-year conditional warrant to purchase 14,464,286 of the Company’s Common Stock at  $0.7 per share.

On September 23, 2009, the Company issued a Promissory Note for  $200,000 to Joseph Schottland along with 542,005 three-year warrants at  $0.37 per share.

On January 30, 2009, Enable Capital, a warrant holder, exercised their right to purchase 314,491 shares of the Company’s Common Stock at  $0.86 per share.

On October 10, 2009, Cornell, a warrant holder, exercised their right to purchase 12,639 shares of the Company's Common Stock at  $0.35 per share, on a cashless basis.

On January 14, 2010, Schottland, a warrant holder, exercised their right to purchase 427,720 shares of the company's Common Stock at  $0.37 per share, on a cashless basis.

On March 10, 2011 the company issued a Promissory Note for  $1,105,000 to St. George Investments along with 1,399,253 five year warrants at  $0.179 per share subject to reverse stock split.

The following table summarizes the warrants outstanding and exercisable at June 30, 2011:

WARRANTS OUTSTANDING	EXERCISE PRICE	MATURITY DATE
157,297	$0.101	02/14/2012
40,000	$0.101	02/14/2012
29,167	$0.37	11/26/2012
37,970	$0.37	11/26/2012
96,555	$0.1875	05/30/2013
114,286	$0.37	06/23/2012
1,392,354	$0.179	03/10/2016
Total 1,867,629

All outstanding unexercised warrants provide for adjustment upon stock split, as well as under certain other circumstances.

A summary of warrant activity since January 1, 2009 is as follows:

On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement with Optimus Capital Partners, LLC, which also entitled them to a five-year conditional warrant to purchase 14,464,286 of the Company’s Common Stock at  $0.7 per share.

On September 23, 2009, the Company issued a Promissory Note for  $200,000 to Joseph Schottland along with 542,005 three-year warrants at  $0.37 per share.

On January 30, 2009, Enable Capital, a warrant holder, exercised their right to purchase 314,491 shares of the Company’s Common Stock at  $0.86 per share.

On October 10, 2009, Cornell, a warrant holder, exercised their right to purchase 12,639 shares of the Company's Common Stock at  $35.00 per share, on a cashless basis.

On January 14, 2010, Schottland, a warrant holder, exercised their right to purchase 427,720 shares of the company's Common Stock at  $0.37 per share, on a cashless basis.

The following table summarizes the warrants outstanding and exercisable at September 30, 2010:

WARRANTS OUTSTANDING	EXERCISE PRICE		MATURITY DATE
157,297	$0.10.10		02/14/2012
40,000	$10.1	0	02/14/2012
29,166	$3.70		11/26/2012
37,969	$3.7	0	11/26/2012
96,555	$18.75		05/30/2013
114,285	$3.7	0	06/23/2012
Total 475,272

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Income Taxes

 The Company has loss carryforwards that it can use to offset a certain amount of taxable income in the future. The loss carryforwards are subject to significant limitations due to change in ownership. The Company is currently analyzing its amount of loss carryforwards, but has recorded a valuation allowance for the entire benefit due to the uncertainty of its realization.

Stockholder’s Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stockholder’s Equity

Preferred Stock

CBAI has 5,000,000 shares of  $.0001 par value of preferred stock authorized.

Common Stock

On March 25, 2009, the Company’s Articles of Incorporation were amended to increase the authorized common stock to 6,945,000,000 shares, par value  $0.0001, up from 950,000,000. This amendment was adopted by the Company’s Board of Directors on February 12, 2009, and its Shareholders at a Special Meeting of Shareholders called for this purpose on March 23, 2009.

On January 14, 2010, a warrant holder exercised a portion of their warrants, or 427,719 shares at an exercise price of  $0.37, exercised on a cashless basis.

On June 1, 2010, the CEO exercised a portion of his options, or 507,823 shares at an exercise price of  $0.33, exercised on a cashless basis.

On June 25, 2010, the CEO exercised a portion of his options, or 299,848 shares at an exercise price of  $0.33, exercised on a cashless basis.

On May, 9, 2011, the Company consummated a one (1) for one hundred (100) reverse split of its outstanding common stock, with the result that the outstanding shares of common stock of the Company were reversed from 6,812,886,600 shares pre-split, to 68,128,866 outstanding common shares post split.  At the same time, the Company’s Articles of Incorporation were amended to fix authorized capital stock at 255,000,000 shares, par value  $.0.0001 of which 5,000,000 shares are preferred shares and 250,000,000 shares are common shares.  These actions were approved by 72% of the outstanding shares of the Company at a special shareholders meeting called for this purpose on April 21, 2011.

As of June 30, 2011 CBAI had 70,895,400 shares of Common Stock outstanding. 179,104,600 shares remain in the Company's treasury.

Preferred Stock

CBAI has 5,000,000 shares of  $.0001 par value preferred stock authorized. On July 2, 2009, the Company executed a Preferred Stock Purchase Agreement with Optimus Capital Partners, LLC, which contemplates a secured  $7.5 million capital commitment which may be drawn down in increments through the “put” to the Fund of newly issued Series A Preferred Stock, subject to meeting certain conditions.  At the same time, a Warrant Agreement was executed, granting Optimus CGII, Ltd. the right to acquire 1,446,428,571 Common shares at an exercise price of  $0.008 per share, subject to certain adjustments. See note 8.

The Stock Purchase Agreement provides that up to 750 shares of Series A Preferred stock, par value  $0.0001 may be “put” to the Fund at a purchase price of  $10,000 per share over a period of time, provided its conditions are met. The Series A Preferred stock would accrue dividends at the rate of 10% per annum, preclude other dividends until it is paid, and have a liquidation preference equal to  $10,000 plus all accrued but unpaid dividends. The Series A Preferred would be redeemable after four years at a redemption price of equal to  $10,000 plus all accrued but unpaid dividends (or earlier if certain additional premiums are paid). The Series A Preferred Stock would not be publicly traded.

Conditions precedent to utilizing this line of credit include the filing and effectiveness of a current registration statement registering  common shares issuable upon Warrant exercise and certain  common shares issued as a fee at the outset.  On November 2, 2009, the Company filed its registration statement for these common shares as required by these agreements.  However, the Company is re assessing whether to follow through with the implementation of this capital commitment.  In the mean time, on January 27, 2010, the Company elected to withdraw for the time being its registration statement filed with the SEC for these shares.

Common Stock

On March 25, 2009, the Company’s Articles of Incorporation were amended to increase the authorized common stock to 69,450,000 shares, par value  $0.0001, up from 9,500,000. This amendment was adopted by the Company’s Board of Directors on February 12, 2009, and its Shareholders at a Special Meeting of Shareholders called for this purpose on March 23, 2009.

On January 14, 2010, a warrant holder exercised a portion of their warrants, or 427,719 shares at an exercise price of  $0.37, exercised on a cashless basis.

On June 1, 2010, the CEO exercised a portion of his options, or 507,823 shares at an exercise price of  $0.33, exercised on a cashless basis.

On June 25, 2010, the CEO exercised a portion of his options, or 299,848 shares at an exercise price of  $0.33, exercised on a cashless basis.

As of December 31, 2010 CBAI had 62,838,831 shares of Common Stock outstanding. 20,000 shares remain in the Company's treasury.

Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Segment Reporting

Guidance issued by the FASB requires that public business enterprises report financial and descriptive information about its reportable operating segments. CBAI has one operating segment. Cord generates revenues related to the processing and preservation of umbilical cord blood.  Cord’s long-lived assets are located in, and substantially all of its revenues are generated from, the United States of America, Argentina and Germany.

The table below presents certain financial information by business segment for the six months ended June 30, 2011:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$1,710,827	$287,524	$889,992	$2,888,343	$-	$2,888,343
Interest & Derivative Expense	845,990	47,771	31,810	925,571	-	925,571
Depreciation and Amortization	280,642	5,199	98,770	384,611		384,611
Segment Income (Loss)	(2,716,141)	(411,383)	152,028	(2,975,496)	125,564	(2,849,932)
Segment Assets	$7,327,842	$287,525	$638,801	$8,254,168	$(690,073)	$7,564,095

The table below presents certain financial information by business segment for the three months ended June 30, 2011:

	Umbilical			Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Total	Eliminations	Total
Revenue from External Customers	$876,920	$158,018	$395,493	$1,430,431	$-	$1,430,431
Interest & Derivative Expense	147,906	22,027	24,769	194,702	-	194,702
Depreciation and Amortization	122,137	2,610	94,604	219,351		219,351
Segment Income (Loss)	(915,575)	(197,116)	11,908	(1,100,783)	90,635	(1,010,148)
Segment Assets	$7,327,242	$287,525	$638,801	$8,254,168	$(690,073)	$7,564,095

The table below presents certain financial information by business segment for the six months ended June 30, 2010:

	Umbilical		Segment		Condensed Consolidated
	Cord Blood	Stellacure	Total	Eliminations	Total
Revenue from External Customers	$1,632,492	$158,412	$1,790,904	$-	$1,790,904
Interest Expense	645,952	6,372	652,324	-	652,324
Depreciation and Amortization	284,155	5,667	289,822		289,822
Segment Income (Loss)	(3,587,805)	(569,622)	(4,157,427)		(4,157,427)
Segment Assets	$5,635,348	$489,835	$6,125,183	$(954,607)	$5,170,576

The table below presents certain financial information by business segment for the three months ended June 30, 2010:

	Umbilical		Segment		Condensed Consolidated
	Cord Blood	Stellacure	Total	Eliminations	Total
Revenue from External Customers	$793,149	$158,412	$951,561	$-	$951,561
Interest Expense	213,881	6,372	220,253	-	220,253
Depreciation and Amortization	139,744	5,667	145,411		145,411
Segment Income (Loss)	(1,008,348)	(569,622)	(1,578,600)		(1,578,600)
Segment Assets	$5,635,348	$489,835	$6,125,183	$(954,607)	$5,170,576

Guidance issued by the FASB requires that public business enterprises report financial and descriptive information about its reportable operating segments. CBAI has two operating segments. Cord generates revenues related to the processing and preservation of umbilical cord blood. Rain generates revenues related to television and radio advertising. All of its long-lived assets are located in, and substantially all of its revenues are generated from within, the United States of America.

The table below presents certain financial information by business segment for the year ended December 31, 2010:

	Umbilical			Radio/ TV	Segment		Condensed Consolidated
	Cord Blood	Stellacure	Biocordcell	Advertising	Total	Eliminations	Total
Revenue from External Customers	$3,248,023	$450,187	$430,229	$-	$4,128,439	$-	$4,128,439
Interest Expense and Change in
Derivatives Liability	1,727,172	26,497	25,022	-	1,778,691	-	1,778,691
Depreciation and Amortization	563,086	17,419	7,273	-	587,777	-	587,778
Segment Income (Loss)	(6,947,884)	(746,232)	12,858	-	(7,681,258)	(461,247)	(8,142,505)
Segment Assets	$6,851,443	$347,686	$457,019	$-	$7,656,148	$(257,185)	$7,398,963

 The table below presents certain financial information by business segment for the year ended December 31, 2009:

	Umbilical Cord Blood	Radio/ Television Advertising	Segments Total	Consolidated Total
Revenue from External Customers	$3,036,325	$200,858	$3,237,831	$3, 237,183
Interest Expense and change in derivative liability	4,279,147	3,666	4,252,813	4,252,813
Depreciation and Amortization	570,757		570,757	570,757
Segment Income (Loss)	(9,707,645)	(61,494)	(9,769,139)	(9,769,139)
Segment Assets	$5,122,595	$-	$5,122,595	$5,122,595

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events

On January 12, 2011, JMJ Financial (“JMJ”), a private investor, issued and delivered to the Company a  $1,000,000 “Secured & Collateralized Promissory Note,” (the “JMJ Note”). The JMJ Note bears interest in the form of a one-time interest charge of 10.5%, and interest is payable with the JMJ Note’s principal balance on its maturity date of January 12, 2014. The JMJ Note is secured by JMJ assets in the form of a money market fund or similar equivalent having a value of at least  $1,000,000. Concurrently, the Company issued a  $1,050,000 “Convertible Promissory Note” (the “2011 Note”) to JMJ. The 2011 Note bears interest in the form of a onetime interest charge of 10%, payable with the Note’s principal amount on the maturity date, January 12, 2014. The net difference between the JMJ Note and the 2011 Note,  $50,000, represents a discount.

No mandatory principal or interest payments are due on the JMJ Note until its maturity date. However, voluntary prepayments at the option of JMJ are customary and provide the Company with access to liquidity and working capital as amounts are advanced under the JMJ Note. At the option of JMJ, at any time, the 2011 Note principal and interest is convertible only into shares of the Company’s common stock, originally fixed at a per share conversion price equal to 85% of the average of the 5 lowest traded prices for the Company’s common stock in the 20 trading days previous to the effective date of each such conversion. If no such conversions are made, the principal and interest amount is due and payable in cash on the maturity date.

Under a previous outstanding Convertible Promissory Note having similar terms as described above and issued to JMJ and funded by JMJ in the amount of approximately  $1,750,000 (the “Earlier Notes”), the Company was obligated to deliver common shares which could be placed into the Automated System for Deposits and Withdrawals of Securities (known as “DWAC”). At present the DWAC system is not available to Company shareholders for newly issued shares of the Company’s common stock. As a result of this breach, on February 8, 2011, the Company entered into a settlement agreement with JMJ which contained the following term, among others including changing the discount rate to 25%, in which the Company agreed to pay  $671,385 to JMJ, both as liquidated damages to JMJ, and in consideration for an additional  $1 million in financing, which has been added to the principal amount of the Earlier Note.

In connection with the DWAC system not being available, the company was also in breach of a securities purchase agreement with a third party.  Settlement with this third party was reached on January 19, 2011.  See Note 8.

On January 24, 2011, the Company entered into a Stock Purchase Agreement to acquire up to 51% of the capital stock in VidaPlus, an umbilical cord processing and storage company headquartered in Madrid, Spain.  The Agreement is organized into three tranches; the first executed at closing with an initial investment of 150,000 Euro for an amount equivalent to 7% as follows; 1% of share capital in initial equity and 6% from a loan convertible into equity within 12 months of closing.  The initial investment is secured by a Pledge Agreement on 270 VidaPlus samples that are incurring annual storage fees.  The second tranche provides the opportunity for an additional 28% in share capital through monthly investments based on the number of samples processed in that month (up to a maximum of 550,000 EUR).  Converting the investments from a loan into equity for tranche two will take place every 12 months, and the obligation will have been met in full after 1,000 samples have been processed and stored.  The third tranche follows a similar loan to equity agreement as tranche two but for an additional 16% equity at the option of the Company (up to a maximum of 550,000 EUR).  VidaPlus contracts through Stellacure and their relationship with the German Red Cross for their processing and storage.  The second and third tranches contain conditional components for funding to continue from CBAI including payments to Stellacure by Vida to be current with previously agreed to terms between the parties. The Company believes that further support of a key channel partner to Stellacure provides additional opportunities for expansion throughout Europe.

On February 24, 2011, the Company acquired the following assets; 593 umbilical cord blood samples and all related file documents, four (4) cryogenic storage tanks, and two computers from Reproductive Genetics Institute, Inc. (RGI) for  $76,000 in cash.  In March 2011, the assets acquired were relocated to the Company’s Las Vegas laboratory.

On March 10, 2011, Cord Blood America, Inc. (the "Company") entered into a Note and Warrant Purchase Agreement (the "Purchase Agreement") with St. George Investments, LLC, an Illinois limited liability company (the "Investor") whereby the Company issued and sold, and the Investor purchased: (i) Secured Convertible Promissory Notes of the Company in the principal amount of  $1,105,500 (the "Company Note") and (ii) a Warrant to purchase common stock of the Company (the "Warrant").  The Investor paid  $250,000 in cash as an initial payment to the Company and executed and delivered six separate “Secured Buyer Notes” (the “Buyer Notes”), as consideration in full for the issuance and sale of the Company Note and Warrants.

The principal amount of the Company Note is  $1,105,500 ("Maturity Amount") and the Company Note is due 48 months from the issuance date of March 10, 2011.  The Company Note has an interest rate of 6.0%, which would increase to a rate of 12.0% on the happening of certain Trigger Events, including but not limited to: a decline in the 10-day trailing average daily dollar volume of the common shares in the Company’s primary market to less than  $30,000.00 of volume per day at any time; the failure by the Company or its transfer agent to deliver Conversion Shares (defined in the Company Note) within 5 days of Company’s receipt of a Conversion Notice (defined in the Company Note).  The total amount funded (in cash and notes) at closing will be  $1,000,000, representing the Maturity Amount less an original issue discount of  $100,500.00 and the payment of  $5,000 to the Investor to cover its fees, with payment consisting of  $250,000 advanced at closing and  $750,000 in a series of six secured convertible Buyer Notes of  $125,000.00 each.  The Buyer Notes are secured by an Irrevocable Standby Letter of Credit (“Letter of Credit”).

The Investor has also received a five year warrant entitling it to purchase 1,399,254 shares of common stock of the Company at an exercise price of  $.179. The warrant also contains a net exercise or cashless exercise provision.

Re-issuance of Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Re-issuance of Financial Statements

Re-issuance of Financial Statements

On May, 9, 2011, the Company consummated a one (1) for one hundred (100) reverse split of its outstanding common stock, with the result that the outstanding shares of common stock of the Company were reversed from 6,812,886,600 shares pre-split, to 68,128,866 outstanding common shares post-split.  At the same time, the Company’s Articles of Incorporation were amended to fix authorized capital stock at 255,000,000 shares, par value  $0.0001, of which 5,000,000 shares are preferred shares and 250,000,000 shares are common shares.  These actions were approved by 72% of the outstanding shares of the Company at a special shareholders meeting called for this purpose on April 21, 2011. All share amounts included in the financial statements as of and for the year ended December 31, 2010 and 2009 have been updated to retroactively reflect the reverse split.

The two paragraphs included in Note 15 relating to the  $1,000,000 convertible note issued to JMJ on January 12, 2011 have been updated to clarify the mechanics of the transaction and to clarify how the transaction provides liquidity to the Company.